Baird Short-Term Municipal Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority:
1.500%, 10/01/2027 (Mandatory Tender Date 05/01/2020) (1)	$320,000	$320,182
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	340,000	344,169
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	970,000	1,007,471
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	695,000	737,485
2.261%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,500,000	1,484,430
Calera Waterworks Board,
2.400%, 02/01/2026 (Callable 10/31/2019)	485,000	485,039
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	572,180
5.000%, 11/01/2024	825,000	942,967
City of Phenix City AL,
2.000%, 08/01/2023 (Callable 10/31/2019)	885,000	885,177
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	641,887
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	285,555
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	26,355
4.000%, 03/01/2023 (Insured by BAM)	100,000	107,404
5.000%, 03/01/2024 (Insured by BAM)	115,000	130,560
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	105,381
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2020	430,000	431,174
2.000%, 07/01/2021	440,000	442,160
2.000%, 07/01/2022	450,000	453,002
5.000%, 07/01/2024	495,000	567,953
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	562,912
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	624,526
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	650,923
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	681,552
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	387,675
Madison County Public Building Authority,
4.500%, 03/01/2035 (Pre-refunded to 03/01/2020)	760,000	768,945
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	970,191
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Callable 03/01/2022)	150,000	163,187
Morgan County Board of Education:
2.500%, 03/01/2025 (Callable 03/01/2022)	1,165,000	1,180,635
2.700%, 03/01/2027 (Callable 03/01/2022)	865,000	879,082
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	1,040,000	1,081,590
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	768,998
Total Alabama		18,690,747	2.1%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028) (6)	10,000,000	10,901,600
4.000%, 12/01/2048 (Callable 06/01/2027)	1,430,000	1,552,194
Alaska Industrial Development & Export Authority:
3.500%, 12/01/2020 (Callable 12/01/2019)	750,000	751,657
5.000%, 10/01/2022	550,000	602,591
5.000%, 10/01/2023	600,000	674,844
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,585,000	6,668,658
Total Alaska		21,151,544	2.4%

Arizona
Arizona Health Facilities Authority,
3.140%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	100,000	103,266
Arizona Industrial Development Authority:
4.000%, 07/01/2020 (Insured by SD CRED PROG)	160,000	162,741
5.000%, 11/01/2020	165,000	171,618
3.375%, 07/01/2021	185,000	186,985
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	170,250
5.000%, 11/01/2021	225,000	240,984
4.000%, 05/01/2022	300,000	314,787
3.000%, 07/01/2022	100,000	100,803
5.000%, 11/01/2022	250,000	275,673
4.000%, 08/01/2023	705,000	720,552
5.000%, 11/01/2023	250,000	283,088
5.000%, 11/01/2024	500,000	580,670
5.000%, 05/01/2025	405,000	458,557
4.625%, 08/01/2028	375,000	403,252
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	972,314
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	215,000	221,738
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	51,295
Glendale Industrial Development Authority,
4.000%, 05/15/2026 (Callable 05/15/2024)	115,000	128,295
Industrial Development Authority of the City of Phoenix,
1.050%, 11/15/2052 (Optional Put Date 10/01/2019) (1)	5,000,000	5,000,000
Industrial Development Authority of the County of Pima:
4.950%, 10/01/2020	760,000	784,548
4.000%, 07/01/2021	245,000	252,370
4.000%, 07/01/2022	105,000	109,751
4.000%, 07/01/2023	265,000	280,590
La Paz County Industrial Development Authority,
5.000%, 02/15/2021	100,000	102,344
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	40,000	39,826
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,000,000	1,165,530
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	3,042,800
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	165,000	169,559
Total Arizona		16,494,186	1.9%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	217,918
City of Bentonville AR,
2.625%, 11/01/2027 (Callable 11/01/2025)	95,000	102,249
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	37,357
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,521,275
3.050%, 01/01/2047 (Callable 01/01/2027)	665,000	672,202
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	56,594
3.000%, 11/01/2022 (Insured by BAM)	50,000	52,063
3.000%, 11/01/2023 (Insured by BAM)	40,000	41,987
City of Hot Springs AR,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	279,906
City of Jacksonville AR,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	114,986
City of Little Rock AR:
3.000%, 10/01/2021	100,000	103,421
2.375%, 04/01/2028 (Callable 10/01/2022)	915,000	933,044
2.000%, 03/01/2038 (Callable 03/01/2021)	20,000	20,031
City of Lonoke AR,
5.000%, 06/01/2023	160,000	179,957
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	465,000	465,270
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	275,000	280,852
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	485,000	497,285
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	550,000	579,640
City of Rogers AR:
2.125%, 11/01/2029 (Pre-refunded to 11/01/2021)	35,000	35,526
3.250%, 11/01/2043 (Callable 11/01/2026)	1,925,000	2,018,516
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	460,000	481,040
City of Springdale AR:
5.000%, 11/01/2025 (Callable 11/01/2022)	150,000	165,546
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	955,000	978,378
Conway Health Facilities Board:
5.000%, 08/01/2021 (6)	450,000	474,916
5.000%, 08/01/2023 (6)	500,000	556,615
5.000%, 08/01/2024 (6)	410,000	467,302
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,540,311
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (6)	235,000	233,113
1.450%, 02/01/2023 (6)	245,000	243,309
1.500%, 02/01/2024 (6)	245,000	243,109
Foreman School District No. 25,
2.250%, 02/01/2024 (Callable 10/31/2019)(Insured by ST)	250,000	250,138
National Park College District:
3.000%, 05/01/2021	210,000	214,469
3.000%, 05/01/2022	115,000	118,848
3.000%, 05/01/2023	65,000	67,743
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	401,659
Siloam Springs School District No. 21,
3.000%, 06/01/2022 (Callable 10/31/2019)(Insured by ST)	500,000	500,545
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	499,429
4.000%, 03/01/2023 (Insured by AGM)	235,000	252,399
4.000%, 03/01/2024 (Insured by AGM)	245,000	268,128
4.000%, 03/01/2024 (Insured by AGM)	175,000	191,520
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST) (6)	250,000	252,210
2.000%, 04/01/2024 (Insured by ST) (6)	130,000	131,673
Total Arkansas		17,742,479	2.0%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	100,404
Bay Area Toll Authority:
1.260%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (2)	525,000	525,000
1.375%, 04/01/2053 (Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (1)	75,000	75,000
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	66,080
5.000%, 07/01/2043 (Mandatory Tender Date 10/15/2019) (1)	350,000	350,452
California Municipal Finance Authority:
5.000%, 08/01/2021	400,000	419,976
5.000%, 08/01/2022	400,000	429,760
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	120,000	120,728
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	78,185
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	240,000	247,810
3.500%, 11/01/2021 (Callable 11/01/2019)(Insured by CA MTG)	200,000	200,382
3.000%, 07/01/2026 (Callable 01/01/2021)(Insured by CA MTG)	625,000	637,312
5.145%, 04/01/2028 (Insured by NATL) (1)(5)	400,000	400,000
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	330,000	132,871
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	65,984
Ceres Unified School District,
0.000%, 08/01/2034 (Pre-refunded to 08/01/2020)	300,000	110,610
City of Redding CA,
3.440%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	95,000	95,000
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	105,000	98,628
Corona-Norco Unified School District,
0.000%, 08/01/2024 (7)	30,000	32,194
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,500,000	2,726,800
Escondido Union High School District,
0.000%, 11/01/2019 (Insured by NATL)	100,000	99,895
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/01/2021)	200,000	133,346
0.000%, 08/01/2028 (Callable 08/01/2021)	225,000	139,822
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	34,912
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	35,000	18,922
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	133,486
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	585,000	295,062
0.000%, 08/01/2034 (Callable 08/01/2021)	75,000	30,052
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	188,376
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	65,892
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	45,000	18,451
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	215,911
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	249,156
0.000%, 08/01/2041 (Callable 08/01/2021)	805,000	198,593
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	287,730
0.000%, 08/01/2044 (Callable 08/01/2023)	1,000,000	228,700
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	192,010
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	123,125
Golden State Tobacco Securitization Corp.:
5.000%, 06/01/2022	135,000	147,121
5.000%, 06/01/2023	590,000	659,307
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	52,301
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	28,823
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	23,125
Merced Union High School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)	100,000	16,388
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	58,742
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	133,680
0.000%, 08/01/2036 (Callable 08/01/2023)	975,000	415,877
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	68,348
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	51,902
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	28,764
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	288,850
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2022)	115,000	124,779
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	827,189
0.000%, 07/01/2026 (Insured by AGM)	300,000	260,553
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	85,000	74,865
San Mateo Union High School District:
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	43,802
0.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (7)	480,000	559,723
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	61,482
State of California,
2.111%, 12/01/2028 (1 Month LIBOR USD + 0.700%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,288
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	250,000	37,750
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	200,000	91,980
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	36,519
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021) (1)	330,000	330,950
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	581,095
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	288,840
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	79,101
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	260,000	94,325
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	1,000,000	170,060
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	255,000	29,481
Total California		15,332,627	1.8%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	200,000	232,118
5.000%, 12/01/2025 (Insured by BAM)	315,000	373,590
Colorado Educational & Cultural Facilities Authority:
4.000%, 10/01/2019	210,000	210,000
4.000%, 12/01/2019	275,000	276,196
5.000%, 12/01/2019	380,000	382,139
4.000%, 06/01/2020	100,000	101,717
4.000%, 10/01/2020	125,000	127,794
5.000%, 10/01/2020	435,000	448,259
5.000%, 12/01/2020	300,000	311,616
4.000%, 11/01/2021	50,000	52,437
4.000%, 12/01/2021	100,000	105,415
5.000%, 12/01/2021	80,000	85,587
4.000%, 03/01/2022	45,000	47,537
5.000%, 12/01/2022	200,000	219,834
4.000%, 04/01/2023	130,000	135,437
5.250%, 03/01/2025 (Insured by NATL)	540,000	630,288
4.000%, 12/15/2025	800,000	845,456
Colorado Health Facilities Authority:
5.000%, 05/15/2020	130,000	132,475
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,097,490
5.000%, 05/15/2025 (Callable 05/15/2023)	320,000	350,182
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,641,898
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	165,484
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	1,740,000	1,877,425
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	180,000	201,982
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	1,745,000	1,802,934
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,055,000	1,216,088
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	60,000	72,192
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	7,500,000	8,717,025
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	59,869
2.150%, 01/01/2038 (Mandatory Tender Date 01/01/2020) (1)	490,000	490,603
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	410,000	438,421
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	1,000,000	1,104,500
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	120,000	120,032
E-470 Public Highway Authority:
0.000%, 09/01/2020 (Insured by NATL)	135,000	133,157
0.000%, 09/01/2022 (Insured by NATL)	30,000	28,622
0.000%, 09/01/2028 (Callable 09/01/2020)(Insured by NATL)	200,000	126,018
2.316%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	403,552
High Plains Metropolitan District,
4.000%, 12/01/2022 (Insured by NATL)	420,000	455,267
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	165,179
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,489
Regional Transportation District:
5.500%, 06/01/2022 (Pre-refunded to 06/01/2020)	50,000	51,407
5.000%, 06/01/2025 (Pre-refunded to 06/01/2020)	100,000	102,483
SBC Metropolitan District,
4.000%, 12/01/2019 (Insured by AGM)	265,000	266,097
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	238,000	240,911
3.000%, 12/01/2022	100,000	101,204
Sterling Hills West Metropolitan District:
5.000%, 12/01/2019	100,000	100,500
5.000%, 12/01/2020	125,000	129,119
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	33,918
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	225,302
Total Colorado		26,667,245	3.1%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	269,192
5.000%, 02/01/2024 (Insured by BAM)	475,000	541,310
City of Hartford CT:
5.000%, 04/01/2020 (ETM)(Insured by ST)	200,000	203,424
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,087,810
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	574,319
Connecticut Housing Finance Authority:
3.000%, 05/15/2025 (Callable 05/15/2021)	825,000	841,252
4.000%, 11/15/2044 (Callable 11/15/2023)	140,000	146,083
4.000%, 11/15/2045 (Callable 11/15/2027)	220,000	238,099
4.000%, 05/15/2049 (Callable 11/15/2028)	1,600,000	1,776,848
2.600%, 11/15/2058 (Callable 11/15/2019)(Mandatory Tender Date 11/15/2021) (1)	750,000	751,343
1.625%, 11/15/2059 (Callable 11/15/2020)(Mandatory Tender Date 11/15/2022) (1)(6)	2,500,000	2,499,475
Connecticut Municipal Electric Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	500,000	536,235
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2020	1,250,000	1,283,400
5.000%, 07/01/2021	750,000	796,290
4.000%, 11/01/2021	100,000	105,106
5.000%, 07/01/2022	1,300,000	1,423,825
5.000%, 07/01/2023	500,000	564,700
5.000%, 07/01/2024	800,000	929,000
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	489,567
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	721,161
1.650%, 07/01/2029 (1)	100,000	100,109
5.000%, 07/01/2037 (Mandatory Tender Date 07/01/2020) (1)	35,000	35,954
2.331%, 07/01/2049 (1 Month LIBOR USD + 0.950%)(Callable 01/01/2020)(Mandatory Tender Date 07/01/2020) (2)	200,000	200,186
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 10/31/2019)(Insured by ST)	265,000	265,583
State of Connecticut:
4.000%, 11/01/2020	225,000	231,127
5.000%, 11/01/2020	150,000	155,686
5.000%, 10/01/2027 (Callable 10/01/2023)	1,000,000	1,133,120
Town of Hamden CT,
4.000%, 08/15/2021 (Insured by BAM)	415,000	433,816
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	296,332
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	318,093
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	838,987
Total Connecticut		19,787,432	2.3%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	265,942
5.000%, 10/01/2025 (Insured by BAM)	140,000	165,494
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	186,652	187,692
Total Delaware		619,128	0.1%

District of Columbia
District of Columbia:
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	345,511
4.000%, 12/01/2028 (Callable 12/01/2022)	300,000	324,042
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,624
1.250%, 03/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FNMA) (1)	1,700,000	1,688,797
3.500%, 06/15/2023	155,000	159,842
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	1,000,000	1,020,990
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023) (1)	3,760,000	3,761,128
Total District of Columbia		7,450,934	0.9%

Florida
Broward County Housing Finance Authority,
1.200%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	4,000,000	3,979,720
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	320,000	338,534
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	255,000	269,576
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	50,000	56,634
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,166,974
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	138,147
City of Gulf Breeze FL,
3.100%, 12/01/2020	75,000	76,273
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	110,174
1.270%, 08/01/2036 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	10,000,000	10,000,000
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	92,746
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	58,510
5.250%, 09/01/2022 (Insured by NATL)	100,000	110,620
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	191,022
City of Tampa FL,
5.250%, 11/15/2024 (Pre-refunded to 05/15/2020)	395,000	404,638
County of Citrus FL,
3.650%, 10/01/2019 (Insured by AGM)	50,000	50,000
County of Collier FL,
5.000%, 06/01/2020	120,000	122,940
County of Miami-Dade FL,
0.000%, 10/01/2023 (ETM)(Insured by NATL)	50,000	46,914
County of Okeechobee FL,
1.550%, 07/01/2039 (Mandatory Tender Date 07/01/2021) (1)	475,000	474,430
County of St. Johns FL,
0.000%, 06/01/2021 (Insured by NATL)	210,000	204,725
Florida Development Finance Corp.,
2.625%, 12/15/2024	310,000	310,704
Florida Gulf Coast University Financing Corp.,
4.100%, 02/01/2025 (Callable 02/01/2020)	100,000	100,799
Florida Higher Educational Facilities Financial Authority,
5.000%, 11/01/2019	195,000	195,556
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 01/01/2021)(Insured by GNMA)	585,000	597,080
4.350%, 01/01/2046 (Callable 01/01/2024)	305,000	311,076
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	120,000	126,503
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	210,000	226,955
Florida Municipal Loan Council:
0.000%, 04/01/2022 (Insured by NATL)	210,000	198,104
4.000%, 12/01/2022 (Insured by AGM) (6)	155,000	166,932
0.000%, 04/01/2023 (Insured by NATL)	115,000	105,879
5.000%, 12/01/2023 (Insured by AGM) (6)	160,000	182,165
0.000%, 04/01/2024 (Insured by NATL)	55,000	49,431
5.000%, 12/01/2024 (Insured by AGM) (6)	85,000	99,277
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	624,330
Florida State Municipal Loan Council,
3.000%, 10/01/2020 (Insured by NATL)	555,000	563,541
Heritage Bay Community Development District:
2.125%, 05/01/2020	125,000	125,290
2.250%, 05/01/2021	125,000	125,950
Highlands County Health Facilities Authority,
1.290%, 11/15/2035 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	10,000,000	10,000,000
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	615,000	683,849
5.000%, 03/01/2024	800,000	914,464
Jacksonville Housing Finance Authority:
1.900%, 01/01/2021 (Mandatory Tender Date 01/01/2020) (1)	290,000	290,209
2.250%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	1,500,000	1,509,165
JEA Water & Sewer System Revenue:
4.000%, 10/01/2022 (Pre-refunded to 04/01/2021)	125,000	130,121
5.000%, 10/01/2023	150,000	169,840
5.000%, 10/01/2023	210,000	237,777
5.000%, 10/01/2026 (Callable 04/01/2021)	245,000	258,365
Lee County School Board,
5.000%, 08/01/2023	190,000	215,414
Lee Memorial Health System,
1.500%, 04/01/2049 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,000,000	1,000,000
Martin County Health Facilities Authority,
3.750%, 11/15/2020 (ETM)	125,000	128,279
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Callable 11/15/2022)	695,000	740,794
Miami Health Facilities Authority:
5.000%, 07/01/2020	300,000	306,273
5.000%, 07/01/2021	275,000	288,200
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	163,133
5.000%, 04/01/2023	150,000	167,949
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2022	385,000	404,327
1.750%, 09/01/2027 (Mandatory Tender Date 11/01/2019) (1)	695,000	695,313
Orange County Health Facilities Authority:
3.500%, 08/01/2021	560,000	576,022
6.250%, 10/01/2021 (ETM)(Insured by NATL)	110,000	115,306
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	855,000	858,924
4.375%, 03/01/2031 (Callable 03/01/2021)(Insured by GNMA)	290,000	295,188
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	425,000	444,219
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	130,000	142,661
Osceola County Expressway Authority,
0.000%, 10/01/2024	110,000	96,203
Palm Beach County Health Facilities Authority:
5.000%, 08/15/2020 (6)	1,000,000	1,030,130
5.000%, 08/15/2021 (6)	400,000	426,192
5.000%, 11/15/2022	220,000	242,724
Pinellas County Housing Finance Authority:
1.850%, 01/01/2022 (Mandatory Tender Date 01/01/2020) (1)	1,400,000	1,401,148
1.250%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	1,015,000	1,009,864
4.375%, 09/01/2027 (Callable 09/01/2021)(Insured by GNMA)	125,000	127,839
3.500%, 03/01/2046 (Callable 09/01/2025)(Insured by GNMA)	480,000	502,003
School Board of Miami-Dade County:
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	705,000	807,472
5.500%, 05/01/2031 (Callable 05/01/2021)(Insured by AGM)	300,000	318,762
St Johns River Power Park,
5.000%, 10/01/2024 (Callable 10/31/2019)	105,000	105,280
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,286,252
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	300,000	339,831
Total Florida		50,431,641	5.8%

Georgia
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	2,058,820
Brookhaven Development Authority,
1.270%, 07/01/2042 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	5,000,000	5,000,000
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	172,275
1.650%, 11/01/2048 (Mandatory Tender Date 06/18/2021) (1)	245,000	244,422
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (1)	2,000,000	1,982,660
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,500,000	1,484,535
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 01/01/2020)	450,000	454,140
5.000%, 01/01/2024 (Callable 01/01/2020)	515,000	519,738
City of Thomson GA:
3.000%, 07/01/2022	535,000	551,981
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	567,006
City of Union City GA,
3.000%, 07/01/2020	75,000	75,848
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	35,000	33,828
Cornelia Urban Redevelopment Agency,
4.000%, 10/01/2023 (Insured by AGM)	80,000	86,589
County of Columbia GA,
6.000%, 06/01/2020 (Insured by NATL)	110,000	113,292
DeKalb Private Hospital Authority,
5.000%, 11/15/2024 (Pre-refunded to 11/15/2019)	125,000	125,546
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	800,000	989,904
Gainesville & Hall County Hospital Authority:
2.240%, 08/15/2035 (SIFMA Municipal Swap Index + 0.950%)(Callable 10/31/2019)(Mandatory Tender Date 02/18/2020) (2)	1,775,000	1,775,284
1.500%, 02/15/2047 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	750,000	750,000
Macon-Bibb County Housing Authority,
2.040%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	1,190,000	1,192,761
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	180,000	193,808
2.191%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	2,007,500
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)	995,000	1,080,053
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	2,785,000	3,135,436
Monroe County Development Authority:
3.850%, 04/01/2043 (1)	100,000	100,038
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	500,000	504,285
2.050%, 07/01/2049 (Mandatory Tender Date 11/19/2021) (1)	260,000	261,360
Pelham School District:
5.000%, 09/01/2021 (Insured by ST)	100,000	106,578
5.000%, 09/01/2022 (Insured by ST)	125,000	137,312
5.000%, 09/01/2023 (Insured by ST)	290,000	327,474
5.000%, 09/01/2024 (Insured by ST)	210,000	243,264
Private Colleges & Universities Authority:
3.750%, 10/01/2021	55,000	57,064
5.000%, 10/01/2021	75,000	79,798
1.710%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	2,000,000	2,003,940
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	411,213
0.000%, 12/01/2021 (ETM)	45,000	43,540
Valdosta & Lowndes County Hospital Authority,
5.000%, 10/01/2033 (Pre-refunded to 10/01/2021)	300,000	321,753
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	387,024
Total Georgia		29,580,069	3.4%

Idaho
Idaho Health Facilities Authority,
1.350%, 12/01/2048 (Mandatory Tender Date 11/01/2019) (1)	500,000	499,925
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,510,000	2,639,064
Total Idaho		3,138,989	0.4%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	306,683
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,781
Carroll & Whiteside Counties Cmnty Unit Sch Dist No. 399,
4.000%, 12/01/2024 (Insured by AGM)	410,000	449,508
Chicago Board of Education:
0.000%, 12/01/2022	125,000	117,510
5.000%, 12/01/2022 (Insured by AGM)	295,000	320,456
5.000%, 12/01/2023 (Insured by AGM)	500,000	555,935
Chicago O'Hare International Airport,
5.000%, 01/01/2020	70,000	70,623
Chicago Park District:
5.000%, 01/01/2020	325,000	327,714
5.000%, 01/01/2024	1,305,000	1,470,539
City of Berwyn IL,
4.000%, 12/01/2019	125,000	125,414
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	1,500,000	1,568,775
City of Chicago IL:
5.000%, 11/01/2019	200,000	200,542
5.000%, 01/01/2020	300,000	301,788
5.000%, 01/01/2020	50,000	50,416
5.000%, 11/01/2020	850,000	880,829
5.000%, 01/01/2023 (Callable 01/01/2020)	25,000	25,219
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	754,040
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	380,000	412,862
City of Decatur IL,
4.000%, 03/01/2022	65,000	68,128
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	111,689
City of Peoria IL,
4.500%, 01/01/2023 (Callable 04/15/2021)	500,000	528,245
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	47,231
4.000%, 11/01/2022 (Insured by AGM)	100,000	106,993
4.000%, 01/01/2023 (Insured by AGM)	50,000	53,512
4.000%, 01/01/2025 (Insured by AGM)	120,000	132,742
City of Rock Island IL:
4.000%, 12/01/2019	100,000	100,380
2.000%, 12/15/2019	175,000	175,121
3.000%, 12/01/2022	435,000	446,075
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	123,732
City of Springfield IL:
4.000%, 12/01/2019	95,000	95,382
5.000%, 12/01/2023	155,000	173,784
5.000%, 03/01/2024	35,000	39,912
City of Waukegan IL:
5.000%, 12/30/2020 (Insured by AGM)	75,000	78,232
3.000%, 12/30/2022	365,000	377,527
Cook County Community College District No. 510,
0.000%, 12/01/2019 (Insured by AGM)	500,000	498,570
Cook County Community High School District No. 219,
0.000%, 12/01/2020 (Insured by NATL)	65,000	63,332
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	795,195
Cook County Illinois School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	948,960
Cook County School District No. 111,
0.000%, 12/01/2020 (ETM)(Insured by AGM)	70,000	68,857
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	193,636
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,546,195
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	120,783
Cook County School District No. 159,
0.000%, 12/01/2022 (Insured by AGM)	100,000	94,008
Cook County School District No. 84:
0.000%, 12/01/2020 (Insured by AGM)	490,000	481,239
0.000%, 12/01/2021 (ETM)(Insured by AGM)	180,000	174,272
0.000%, 12/01/2021 (ETM)(Insured by AGM)	105,000	101,659
0.000%, 12/01/2021 (ETM)(Insured by AGM)	120,000	115,808
Cook County Township High School District No. 201:
0.000%, 12/01/2019 (Insured by AMBAC)	100,000	99,686
0.000%, 12/01/2020 (Insured by AMBAC)	265,000	258,884
0.000%, 12/01/2025 (Insured by AGM)	165,000	143,672
County of Champaign IL,
8.250%, 01/01/2020 (Insured by NATL)	1,015,000	1,031,179
County of Cook IL,
5.000%, 11/15/2021 (Callable 11/15/2019)	340,000	341,421
County of Jefferson IL,
2.000%, 01/15/2020 (Insured by AGM)	100,000	100,178
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	277,388
Crawford County Community Unit School District No. 2,
3.000%, 12/01/2019 (Insured by MAC)	135,000	135,277
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	115,466
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	475,000	495,966
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2022 (Insured by AMBAC)	250,000	239,447
DuPage County School District No. 34,
0.000%, 01/01/2020 (Insured by NATL)	460,000	457,971
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020 (Insured by BAM)	210,000	213,026
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	94,789
Governors State University,
5.000%, 07/01/2021 (Insured by BAM)	295,000	310,738
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	101,991
3.000%, 03/01/2023 (Insured by BAM)	210,000	215,523
3.000%, 03/01/2026 (Insured by BAM)	90,000	92,632
Illinois Development Finance Authority:
0.000%, 01/01/2020 (Insured by AGM)	75,000	74,672
0.000%, 07/15/2025 (ETM)	405,000	368,477
Illinois Educational Facilities Authority,
1.800%, 07/01/2036 (Mandatory Tender Date 02/13/2020) (1)	200,000	200,308
Illinois Finance Authority:
5.000%, 10/01/2019	75,000	75,000
4.000%, 11/01/2019	145,000	145,264
5.000%, 02/15/2020	100,000	101,204
5.000%, 08/01/2020	425,000	436,437
5.000%, 10/01/2020	105,000	107,277
5.000%, 01/01/2021	125,000	129,703
4.000%, 09/01/2021	75,000	77,873
5.000%, 11/01/2021	60,000	63,867
5.000%, 02/15/2022	225,000	243,650
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	145,000	149,102
5.000%, 05/15/2022	190,000	203,819
1.900%, 10/01/2022 (Mandatory Tender Date 10/01/2021) (1)	1,250,000	1,258,875
5.000%, 05/15/2023	120,000	134,388
5.000%, 05/15/2024	350,000	402,626
5.000%, 11/01/2024	125,000	143,068
2.772%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	135,000	135,312
1.750%, 07/01/2042 (Mandatory Tender Date 05/06/2020) (1)	2,005,000	2,008,368
2.040%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	70,000	69,965
Illinois Housing Development Authority:
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	375,174	371,936
4.500%, 10/01/2048 (Callable 04/01/2028)	235,000	260,366
4.250%, 10/01/2049 (Callable 04/01/2028)	1,990,000	2,190,075
Iroquois & Kankakee Counties Community Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	478,755
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	195,000	207,045
Joliet Park District:
5.000%, 03/01/2022 (Callable 03/01/2021)	130,000	134,116
4.000%, 02/01/2023 (Insured by BAM)	150,000	158,449
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	43,866
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	785,000	801,053
Kankakee County Community High School District No. 307,
4.000%, 12/01/2023 (Insured by BAM)	390,000	422,230
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	480,293
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,250,000	1,196,437
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	234,344
Kendall Kane & Will Counties Community Unit School District No. 308,
5.000%, 02/01/2029 (Callable 02/01/2021)	3,000,000	3,124,770
Knox & Warren Counties Community Unit School District No. 205,
6.000%, 01/01/2030 (Callable 01/01/2021)	500,000	526,340
Lake County Community Consolidated School District No. 24,
4.000%, 01/01/2020	940,000	945,283
Lake County Community High School District No. 117,
0.000%, 12/01/2019 (Insured by NATL)	235,000	234,281
Lake County Community High School District No. 127,
0.000%, 02/01/2020 (Insured by NATL)	150,000	149,226
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	240,000	265,656
Lake County Community Unit School District No. 95,
0.000%, 12/01/2020 (Insured by NATL)	700,000	686,133
Lake County Elementary School District No. 6:
0.000%, 12/01/2019 (Insured by AMBAC)	80,000	79,647
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	107,873
0.000%, 12/01/2022 (Insured by AMBAC)	100,000	90,803
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	59,100
Lake County Forest Preserve District,
1.899%, 12/15/2020 (3 Month LIBOR USD + 0.480%) (2)	585,000	585,989
Lake County School District No. 38,
0.000%, 02/01/2023 (Insured by AMBAC)	815,000	746,467
Lee County Community Unit School District No. 272:
4.000%, 01/01/2020 (Insured by AGM)	300,000	301,860
4.000%, 01/01/2021 (Insured by AGM)	370,000	381,614
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	467,922
5.000%, 12/01/2022 (Insured by AGM)	520,000	567,206
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 12/01/2019)	80,000	80,030
McDonough County Community Unit School District No. 185,
3.000%, 12/01/2019	205,000	205,531
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	100,000	114,765
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	320,178
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2021 (ETM)(Insured by NATL)	45,000	43,869
0.000%, 06/15/2021	55,000	53,618
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	28,797
5.650%, 06/15/2022 (Insured by NATL) (7)	145,000	158,533
5.500%, 12/15/2023 (Insured by NATL)	200,000	216,046
0.000%, 06/15/2024 (Insured by NATL)	35,000	31,344
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL) (7)	30,000	33,758
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	35,000	38,612
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST)	265,000	284,668
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020 (Insured by BAM)	270,000	275,173
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	130,356
4.000%, 01/01/2023 (Insured by BAM)	135,000	143,297
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	160,608
Peoria Public Building Commission:
0.000%, 12/01/2020 (Callable 12/01/2019)(Insured by AGC)	300,000	282,660
5.000%, 12/01/2020 (Insured by BAM)	185,000	192,461
0.000%, 12/01/2026 (Callable 12/01/2019)(Insured by AGC)	250,000	155,513
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	374,887
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	315,000	344,279
Prospect Heights Park District:
4.000%, 12/01/2020 (Insured by BAM)	120,000	123,376
4.000%, 12/01/2021 (Insured by BAM)	330,000	345,850
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 10/31/2019)(Insured by AMBAC)	100,000	100,252
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	75,000	76,804
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	600,000	649,386
5.750%, 06/01/2023 (Insured by AGM)	175,000	195,946
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,174,947
5.000%, 01/01/2024	200,000	224,608
Sangamon & Morgan Counties Community Unit School District No. 16,
5.500%, 02/01/2020 (Insured by NATL)	870,000	881,789
Sangamon County Water Reclamation District,
5.000%, 01/01/2021 (ETM)	315,000	329,046
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	435,344
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	472,245
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	165,000	202,262
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	496,059
St. Clair County Community Consolidated School District:
0.000%, 12/01/2021	510,000	487,580
0.000%, 12/01/2022	190,000	177,500
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	379,383
5.000%, 04/01/2023 (Insured by AGM)	300,000	335,028
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	425,000
State of Illinois:
5.000%, 04/01/2020	40,000	40,569
4.000%, 06/15/2020	975,000	988,796
5.000%, 06/15/2020	630,000	643,287
5.000%, 06/15/2020	35,000	35,738
5.000%, 08/01/2020	3,000,000	3,070,680
4.000%, 06/15/2021	35,000	36,117
5.000%, 08/01/2021	175,000	183,900
5.000%, 01/01/2022 (Callable 01/01/2020)	145,000	146,025
5.000%, 03/01/2022	55,000	58,495
5.000%, 06/15/2022	185,000	198,623
6.500%, 06/15/2022	260,000	269,467
5.000%, 06/15/2023	115,000	125,888
5.000%, 06/15/2023	670,000	733,436
5.500%, 07/01/2024 (Callable 07/01/2023)	835,000	921,506
5.000%, 08/01/2024 (Callable 08/01/2022)	100,000	106,417
5.000%, 10/01/2024	525,000	582,834
3.750%, 06/15/2025 (Callable 06/15/2021)	190,000	194,119
5.000%, 06/15/2025 (Callable 06/15/2023)	1,500,000	1,636,770
4.000%, 06/15/2026 (Callable 06/15/2021)	315,000	323,149
5.000%, 05/01/2028 (Callable 05/01/2024)	520,000	570,726
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	129,541
University of Illinois:
4.000%, 10/01/2019	100,000	100,000
5.000%, 08/15/2020	260,000	267,896
5.000%, 10/01/2021	300,000	320,337
5.000%, 03/15/2022	50,000	54,137
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	530,000	576,073
5.000%, 12/01/2023	400,000	444,244
Village of Calumet Park IL,
3.800%, 12/01/2019 (Insured by AGM)	345,000	346,201
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	262,385
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	65,432
Village of Lansing IL:
5.000%, 03/01/2022 (Insured by AGM)	340,000	363,093
5.000%, 03/01/2023 (Insured by AGM)	275,000	300,985
5.000%, 03/01/2024 (Insured by BAM)	230,000	257,487
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	27,301
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (7)	335,000	373,223
Village of Montgomery IL,
2.100%, 03/01/2020 (Insured by BAM)	190,000	190,568
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	243,857
4.000%, 11/01/2021	245,000	257,147
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	154,154
4.000%, 12/01/2023 (Insured by BAM)	130,000	140,094
Village of Richton Park IL:
3.000%, 12/01/2019 (Insured by BAM)	65,000	65,104
4.000%, 12/01/2022 (Insured by BAM)	80,000	84,470
Village of River Grove IL:
3.000%, 12/15/2020 (Insured by BAM)	75,000	76,074
3.000%, 12/15/2021 (Insured by BAM)	120,000	123,098
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	500,000	545,100
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	131,075
4.000%, 02/01/2023 (Insured by BAM)	130,000	138,748
4.000%, 02/01/2024 (Insured by BAM)	135,000	146,399
4.000%, 02/01/2025 (Insured by BAM)	140,000	153,591
4.000%, 02/01/2026 (Insured by BAM)	220,000	244,218
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	53,419
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	229,680
Village of Tremont IL:
3.000%, 01/01/2020 (Insured by BAM)	70,000	70,229
3.000%, 07/01/2020 (Insured by BAM)	95,000	96,018
Wayne Hamilton & Jefferson Counties Community Unit School District No. 100,
4.500%, 12/01/2021 (Insured by BAM)	195,000	205,745
Western Illinois University,
5.000%, 04/01/2020 (Insured by BAM)	250,000	253,680
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	106,030
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019 (Insured by AGM)	155,000	155,635
4.000%, 12/01/2020 (Insured by AGM)	130,000	133,779
4.000%, 12/01/2022 (Insured by AGM)	270,000	290,234
Will County Community High School District No. 210:
0.000%, 01/01/2021 (Insured by AGM)	210,000	204,765
5.000%, 01/01/2021 (Callable 10/31/2019)	125,000	125,247
0.000%, 01/01/2022 (ETM)(Insured by AGM)	245,000	236,276
0.000%, 01/01/2023 (ETM)(Insured by AGM)	360,000	341,294
0.000%, 01/01/2023 (Insured by AGM)	205,000	190,919
0.000%, 01/01/2024 (ETM)(Insured by AGM)	500,000	464,530
0.000%, 01/01/2024 (Insured by AGM)	275,000	249,488
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	37,569
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	206,544
Will County Community Unit School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	193,326
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	42,661
Will County Elementary School District No. 122:
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	48,419
0.000%, 11/01/2023 (ETM)(Insured by AGM)	125,000	116,658
Will County School District No. 114:
0.000%, 12/01/2019 (ETM)(Insured by NATL)	25,000	24,943
0.000%, 12/01/2019 (Insured by NATL)	25,000	24,912
Will County School District No. 88,
5.250%, 01/01/2022 (Insured by AGM)	860,000	914,472
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	215,477
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	90,426
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,028,719
Total Illinois		79,365,513	9.1%

Indiana
Anderson Redevelopment District,
5.000%, 02/01/2020	535,000	540,741
Center Grove Community School Corp.,
2.000%, 01/01/2020 (Insured by ST)	655,000	655,406
City of Goshen IN,
4.100%, 01/01/2021 (Callable 10/31/2019)(Insured by AGM)	470,000	471,175
City of Lawrence IN:
3.000%, 01/01/2020 (Insured by BAM)	175,000	175,581
4.000%, 01/01/2021 (Insured by BAM)	200,000	205,874
4.000%, 01/01/2022 (Insured by BAM)	400,000	421,388
City of Lawrenceburg IN,
1.420%, 11/01/2021 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,020,000	1,020,000
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	117,918
City of Rockport IN,
1.350%, 07/01/2025 (Mandatory Tender Date 09/01/2022) (1)	1,000,000	992,860
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	408,420
City of Whiting IN:
5.250%, 01/01/2021	2,540,000	2,657,526
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019) (1)	765,000	765,000
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	104,496
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST)	135,000	138,910
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST)	525,000	607,719
Hammond Sanitary District,
5.000%, 01/15/2021 (Insured by BAM)	445,000	466,040
Indiana Bond Bank:
5.250%, 10/15/2019	80,000	80,102
2.311%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,075,000	1,075,172
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	65,406
5.000%, 10/01/2022	175,000	191,910
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	861,480
5.000%, 09/15/2023	75,000	83,745
5.000%, 09/15/2024	155,000	176,644
5.000%, 09/15/2025	325,000	376,805
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	290,000	301,707
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	400,000	403,292
Indiana Housing & Community Development Authority:
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	405,000	412,715
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,275,000	1,371,951
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2020	1,030,000	1,054,741
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST)	215,000	236,010
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST)	585,000	649,917
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Callable 01/15/2022)(Insured by ST)	125,000	127,891
Marion High School Building Corp.:
3.000%, 01/15/2021 (Insured by ST) (6)	115,000	117,173
4.000%, 01/15/2022 (Insured by ST) (6)	170,000	179,549
4.000%, 07/15/2022 (Insured by ST) (6)	135,000	144,248
4.000%, 01/15/2023 (Insured by ST) (6)	215,000	231,841
4.000%, 01/15/2025 (Insured by ST) (6)	200,000	224,336
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST)	350,000	391,548
Munster School Building Corp.,
4.000%, 07/15/2023 (Insured by ST)	160,000	174,418
New Durham Township Metropolitan School District School Building Corp.,
1.600%, 01/15/2021	160,000	159,938
Noblesville Multi School Building Corp.,
5.000%, 07/15/2021 (Insured by ST)	2,160,000	2,271,586
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST)	195,000	213,242
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST)	260,000	284,960
Town of Rossville IN,
3.500%, 07/01/2023	115,000	120,936
Vincennes University,
4.000%, 10/01/2019 (Insured by AMBAC)	135,000	135,000
Vinton-Tecumseh School Building Corp.:
4.000%, 01/15/2020 (Insured by ST)	275,000	276,942
4.000%, 07/15/2020 (Insured by ST)	255,000	259,939
4.000%, 01/15/2021 (Insured by ST)	265,000	273,438
4.000%, 07/15/2021 (Insured by ST)	220,000	229,693
4.000%, 07/15/2022 (Insured by ST)	385,000	411,815
5.000%, 01/15/2023 (Insured by ST)	145,000	161,436
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST)	110,000	121,996
4.000%, 01/15/2025 (Insured by ST)	140,000	156,757
4.000%, 07/15/2025 (Insured by ST)	240,000	271,236
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST)	550,000	569,882
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST)	125,000	125,925
2.000%, 07/15/2022 (Insured by ST)	195,000	196,636
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST)	200,000	226,848
Total Indiana		25,149,860	2.9%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	115,463
City of Cedar Rapids IA,
2.538%, 08/15/2029 (Insured by AMBAC) (1)(5)	710,000	710,000
County of Adair IA:
2.000%, 06/01/2022	580,000	588,004
2.000%, 06/01/2023	730,000	742,468
2.000%, 06/01/2024	755,000	770,236
County of Taylor IA:
4.000%, 06/01/2020 (6)	230,000	233,328
4.000%, 06/01/2021 (6)	245,000	254,462
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	180,000	188,251
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	935,000	1,006,724
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,100,000	1,223,068
Iowa Western Community College,
3.000%, 06/01/2021	500,000	513,275
Lake Panorama Improvement Zone:
3.000%, 06/01/2020 (6)	815,000	821,487
3.000%, 06/01/2021 (6)	385,000	392,361
3.000%, 06/01/2022 (6)	395,000	406,336
3.000%, 06/01/2023 (6)	405,000	420,605
3.000%, 06/01/2024 (6)	420,000	439,282
3.000%, 06/01/2025 (6)	430,000	451,393
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	500,000	591,200
West Monona Community School District,
2.000%, 06/01/2021 (Callable 06/01/2020)	280,000	280,770
Total Iowa		10,148,713	1.2%

Kansas
City of Lenexa KS,
1.625%, 09/01/2021 (Callable 09/01/2020)	275,000	274,354
City of Washington KS,
2.000%, 12/01/2022 (Callable 12/01/2020)	1,860,000	1,870,621
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	425,000	432,731
Dickinson County Unified School District No. 487,
5.000%, 09/01/2038 (Pre-refunded to 09/01/2023)(Insured by AGM)	750,000	854,317
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	560,356
Public Building Commission of Johnson County,
5.000%, 09/01/2023	1,310,000	1,494,264
Total Kansas		5,486,643	0.6%

Kentucky
City of Ashland KY,
4.500%, 02/01/2025 (Callable 02/01/2020)	100,000	100,720
City of Owensboro KY,
0.000%, 01/01/2020 (Insured by AMBAC)	370,000	368,317
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	200,000	207,074
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	745,687
County of Kenton KY:
5.000%, 04/01/2024	375,000	421,474
5.000%, 04/01/2026	700,000	817,824
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2024 (Insured by NATL)	810,000	720,641
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	55,147
4.500%, 02/01/2025 (Callable 02/01/2020)	165,000	166,188
6.000%, 06/01/2030 (Pre-refunded to 06/01/2020)	190,000	195,700
6.375%, 06/01/2040 (Pre-refunded to 06/01/2020)	340,000	351,040
6.500%, 03/01/2045 (Pre-refunded to 06/01/2020)	950,000	981,559
Kentucky Housing Corp.,
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,747
Kentucky Public Energy Authority:
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)	790,000	858,675
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	1,390,000	1,536,144
Kentucky Rural Water Finance Corp.,
2.250%, 03/01/2020 (Callable 10/21/2019)	850,000	850,349
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	975,000	1,064,300
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	358,831
Murray State University:
5.000%, 09/01/2021 (Insured by ST)	285,000	303,579
5.000%, 09/01/2022 (Insured by ST)	410,000	449,278
5.000%, 09/01/2023 (Insured by ST)	435,000	489,797
Total Kentucky		11,193,071	1.3%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.000%, 03/01/2020 (Insured by BAM)	110,000	110,723
3.500%, 03/01/2022 (Insured by BAM)	145,000	151,290
4.000%, 03/01/2024 (Insured by BAM)	155,000	169,770
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Callable 02/01/2022)	115,000	124,186
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	93,628
5.000%, 09/01/2023 (Insured by BAM)	175,000	198,326
5.000%, 09/01/2024 (Insured by BAM)	250,000	290,755
Calcasieu Parish School District No. 30,
2.500%, 02/15/2022	225,000	229,853
Calcasieu Parish School District No. 34:
2.000%, 11/01/2021	420,000	424,821
2.000%, 11/01/2022	425,000	431,609
Central Community School System,
3.000%, 01/01/2021 (6)	695,000	706,461
City of New Iberia LA,
4.500%, 03/01/2022 (Callable 03/01/2021)(Insured by AGM)	865,000	900,534
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	165,000	185,952
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge,
1.090%, 03/01/2022 (Optional Put Date 10/01/2019) (1)	6,000,000	6,000,000
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	445,388
2.500%, 03/01/2024	200,000	206,800
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	250,000	266,000
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	329,010
Jefferson Sales Tax District:
4.500%, 12/01/2022 (Callable 12/01/2019)(Insured by AGC)	140,000	140,732
5.000%, 12/01/2023 (Insured by AGM)	500,000	573,325
5.000%, 12/01/2024 (Insured by AGM)	500,000	588,405
Lafourche Parish Water District No. 1,
2.500%, 01/01/2021	390,000	394,746
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	170,000	190,912
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	1,050,000	1,093,764
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	80,000	83,434
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	87,569
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	145,000	151,745
Louisiana Public Facilities Authority:
0.000%, 02/01/2020 (ETM)	200,000	198,968
5.000%, 10/01/2023	255,000	286,202
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,005,000	2,454,882
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	237,296
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	305,000	321,476
Regional Transit Authority,
0.000%, 12/01/2021 (Insured by NATL)	120,000	108,473
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	200,000	213,498
St. Tammany Parish Recreation District No. 14:
2.000%, 04/01/2021	210,000	212,079
2.250%, 04/01/2023	225,000	231,219
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	377,472
5.000%, 06/15/2034 (Callable 06/15/2024)	60,000	68,653
Total Louisiana		19,279,956	2.2%

Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	35,000	36,336
4.000%, 11/15/2045 (Callable 11/15/2025)	395,000	414,979
3.500%, 11/15/2047 (Callable 11/15/2026)	510,000	536,724
4.000%, 11/15/2049 (Callable 05/15/2028)	1,625,000	1,768,163
Total Maine		2,756,202	0.3%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	112,306
County of Washington MD:
5.000%, 01/01/2020	200,000	201,574
5.000%, 01/01/2022	415,000	443,552
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,475,000	2,883,301
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	415,000	443,643
Total Maryland		4,084,376	0.5%

Massachusetts
City of Lynn MA,
3.000%, 12/13/2019	250,000	250,938
Commonwealth of Massachusetts:
1.970%, 11/01/2020 (3 Month LIBOR USD + 0.460%)(Callable 10/31/2019) (2)	75,000	75,179
1.050%, 08/01/2043 (Mandatory Tender Date 07/01/2020) (1)	515,000	513,435
Massachusetts Development Finance Agency:
5.000%, 12/01/2023	190,000	217,864
5.000%, 12/01/2024	500,000	588,680
5.000%, 07/01/2025	240,000	271,651
5.250%, 07/01/2033 (Pre-refunded to 07/01/2021)(Insured by AGM)	1,000,000	1,068,360
Massachusetts Housing Finance Agency:
2.400%, 12/01/2023 (Mandatory Tender Date 12/01/2021) (1)	1,745,000	1,770,529
4.000%, 12/01/2044 (Callable 06/01/2025)	155,000	162,942
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	990,000	1,066,428
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	675,000	722,257
4.000%, 06/01/2049 (Callable 12/01/2028)	1,000,000	1,092,170
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,035,000	3,376,134
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 10/31/2019)(Insured by AGC)	250,000	250,542
Total Massachusetts		11,427,109	1.3%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	697,902
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 10/31/2019)	500,000	501,430
Charter Township of Waterford MI,
3.000%, 11/01/2019 (Insured by AGM)	195,000	195,256
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	634,386
4.000%, 05/01/2023 (Insured by BAM)	620,000	667,808
4.000%, 05/01/2024 (Insured by BAM)	320,000	349,802
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	220,000	221,256
4.000%, 09/01/2022 (Insured by BAM)	250,000	266,127
4.000%, 05/01/2023 (Insured by BAM)	115,000	123,868
4.000%, 09/01/2023 (Insured by BAM)	300,000	325,164
City of Detroit MI,
5.000%, 07/01/2020	265,000	272,001
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	57,010
Davison Community Schools:
3.000%, 05/01/2020	615,000	620,775
3.000%, 05/01/2022	190,000	196,456
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	27,266
East Grand Rapids Public School District,
4.000%, 05/01/2024 (Callable 05/01/2020)(Insured by Q-SBLF)	1,440,000	1,462,334
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	345,920
Fruitport Community Schools:
4.000%, 05/01/2020 (Insured by Q-SBLF)	65,000	65,965
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	104,049
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	146,979
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 10/31/2019)(Insured by AGM)	215,000	215,535
Jenison Public Schools,
3.500%, 05/01/2021 (Callable 05/01/2020)	250,000	252,980
Karegnondi Water Authority:
4.000%, 11/01/2019	200,000	200,414
5.000%, 11/01/2020	100,000	103,649
Macomb Township Building Authority,
3.750%, 04/01/2020	850,000	859,019
Manton Consolidated Schools,
3.000%, 05/01/2020 (Insured by Q-SBLF)	210,000	211,995
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	101,167
5.000%, 11/01/2022	100,000	110,651
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,475,000	1,718,640
4.000%, 05/01/2026	60,000	68,089
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	408,033
2.035%, 10/15/2038 (1 Month LIBOR USD + 0.750%)(Callable 04/15/2020)(Mandatory Tender Date 10/15/2020) (2)	350,000	350,997
1.806%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,426
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	1,250,000	1,320,713
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,270,000	2,530,778
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,788,307
Michigan State Hospital Finance Authority:
1.625%, 11/01/2027 (Mandatory Tender Date 11/01/2019) (1)	200,000	200,034
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	290,000	292,227
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	1,510,000	1,587,810
3.500%, 06/01/2047 (Callable 06/01/2026)	5,000,000	5,245,950
Michigan Strategic Fund,
1.120%, 12/01/2042 (Optional Put Date 10/01/2019) (1)	6,000,000	6,000,000
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	105,623
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	445,893
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	307,075
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	544,450
Standish-Sterling Community Schools,
5.000%, 05/01/2020 (Insured by Q-SBLF)	100,000	102,079
Tri-County Area School District:
4.000%, 05/01/2021 (Insured by AGM) (6)	520,000	540,062
4.000%, 05/01/2022 (Insured by AGM) (6)	640,000	679,763
4.000%, 05/01/2023 (Insured by AGM) (6)	705,000	764,861
University of Michigan,
1.090%, 04/01/2038 (Optional Put Date 10/01/2019) (1)	4,000,000	4,000,000
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	80,621
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	50,752
Total Michigan		38,570,347	4.4%

Minnesota
City of Brooklyn Center MN,
1.950%, 12/01/2021 (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (1)	225,000	225,668
City of Center City MN,
3.000%, 11/01/2019	125,000	125,127
City of Cold Spring MN,
3.000%, 02/01/2020 (Insured by MAC)	105,000	105,585
City of Crosslake MN,
3.250%, 02/01/2027 (Callable 02/01/2023)	40,000	42,250
City of Maple Grove MN,
4.000%, 05/01/2022	605,000	641,252
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
2.851%, 08/01/2027 (Insured by NATL) (1)(5)	25,000	25,000
2.750%, 08/01/2028 (Insured by NATL) (1)(5)	150,000	150,000
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,000,000	1,082,160
5.000%, 01/01/2025	125,000	147,924
City of Plato MN,
4.000%, 04/01/2022	265,000	279,114
City of Rochester MN,
1.700%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	150,000	150,034
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 10/31/2019)	2,000,000	2,000,740
Duluth Independent School District No. 709,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	700,000	776,041
Fergus Falls Independent School District No. 544:
2.500%, 02/01/2021	160,000	161,633
2.500%, 02/01/2022	145,000	147,342
2.500%, 02/01/2024	105,000	107,579
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 07/01/2021	80,000	84,952
2.200%, 09/01/2021 (Callable 03/01/2020)(Mandatory Tender Date 09/01/2020) (1)	750,000	751,845
Jordan Independent School District No. 717,
5.000%, 02/01/2035 (Callable 02/01/2023)(Insured by SD CRED PROG)	1,000,000	1,119,160
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2021	125,000	128,415
5.000%, 04/01/2023	100,000	112,293
3.000%, 12/01/2023	150,000	157,036
4.000%, 12/01/2024	100,000	110,411
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	55,000	57,717
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	210,000	217,163
4.000%, 01/01/2038 (Callable 01/01/2024)	875,000	924,087
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	4,565,000	4,779,646
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	320,000	337,805
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	590,000	627,430
Minnesota Rural Water Finance Authority, Inc.,
2.000%, 08/01/2020 (Callable 02/01/2020)	640,000	641,402
Moorhead Independent School District No. 152:
4.000%, 02/01/2020	180,000	181,534
4.000%, 02/01/2021	220,000	227,570
4.000%, 02/01/2022	230,000	242,473
4.000%, 02/01/2023	235,000	252,705
4.000%, 02/01/2024	245,000	268,251
4.000%, 02/01/2025	255,000	284,118
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	243,371
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,374
5.000%, 05/01/2022	105,000	114,019
Shakopee Independent School District No. 720,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	749,952
University of Minnesota,
5.500%, 07/01/2021 (ETM)	220,000	230,866
Total Minnesota		19,037,044	2.2%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by MAC)	200,000	210,506
City of Yazoo MS:
3.000%, 03/01/2021 (Insured by MAC)	105,000	107,031
3.000%, 03/01/2025 (Insured by MAC)	125,000	133,854
3.000%, 03/01/2026 (Insured by MAC)	130,000	140,447
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by MAC)	165,000	166,634
2.000%, 09/01/2023 (Insured by MAC)	95,000	96,104
2.000%, 09/01/2025 (Insured by MAC)	205,000	207,593
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by MAC)	110,000	111,143
County of Lowndes MS,
6.800%, 04/01/2022	50,000	55,149
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	283,761
Mississippi Business Finance Corp.:
1.350%, 03/01/2029 (Mandatory Tender Date 09/01/2020) (1)	1,300,000	1,297,127
1.100%, 12/01/2030 (Optional Put Date 10/01/2019) (1)	9,500,000	9,500,000
1.110%, 11/01/2035 (Optional Put Date 10/01/2019) (1)	2,000,000	2,000,000
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST)	730,000	731,672
4.000%, 07/01/2022	170,000	179,931
5.000%, 03/01/2024 (Insured by AGM)	50,000	57,016
5.000%, 11/01/2025 (Insured by BAM)	215,000	255,186
Mississippi Home Corp.:
1.900%, 08/01/2020 (Mandatory Tender Date 02/01/2020) (1)	180,000	180,216
2.400%, 02/01/2022 (Pre-refunded to 08/01/2021) (1)	2,000,000	2,036,360
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	1,000,000	1,079,010
State of Mississippi,
1.691%, 09/01/2027 (1 Month LIBOR USD + 0.330%)(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020) (2)	290,000	290,125
Total Mississippi		19,118,865	2.2%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	1,500,000	1,503,495
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	469,838
Health & Educational Facilities Authority of the State of Missouri:
3.000%, 04/01/2020	1,415,000	1,419,938
4.000%, 04/01/2021	500,000	512,215
4.000%, 06/01/2021	175,000	182,781
0.000%, 09/01/2022 (ETM)(Insured by NATL)	50,000	47,538
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	440,000	477,277
Joplin Industrial Development Authority,
4.250%, 02/15/2021	135,000	138,078
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021 (Pre-refunded to 05/15/2020)	295,000	306,921
Missouri Association of Rural Education,
3.000%, 04/15/2022 (Callable 10/31/2019)	300,000	300,237
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	310,000	326,526
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	380,000	404,008
State of Missouri Health & Educational Facilities Authority:
2.750%, 06/01/2020 (Insured by AMBAC) (1)(5)	50,000	50,000
5.000%, 02/01/2022	265,000	283,579
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	75,000	82,244
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST)	40,000	42,422
Total Missouri		6,547,097	0.8%

Montana
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	1,075,000	1,153,002
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,240,000	1,334,773
Montana Facility Finance Authority,
5.000%, 07/01/2025	110,000	131,646
Total Montana		2,619,421	0.3%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2032 (Callable 09/01/2022)	600,000	650,874
5.000%, 09/01/2042 (Callable 09/01/2022)	1,225,000	1,329,223
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	2,260,000	2,527,268
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Callable 05/30/2022)	115,000	126,155
Total Nebraska		4,633,520	0.5%

Nevada
City of Carson City NV,
5.000%, 09/01/2020	175,000	180,019
Clark County School District:
5.000%, 06/15/2021	1,040,000	1,102,764
5.000%, 06/15/2023	560,000	631,635
County of Clark NV,
3.000%, 08/01/2020	1,000,000	1,013,820
Las Vegas Redevelopment Agency:
3.000%, 06/15/2020	125,000	126,277
5.000%, 06/15/2023	250,000	279,200
Lyon County School District,
5.000%, 04/01/2021 (6)	490,000	515,338
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	75,000	75,886
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,000,000	1,097,030
Total Nevada		5,021,969	0.6%

New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021 (Insured by NATL)	85,000	91,116
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	107,749
5.000%, 03/01/2024 (Insured by BAM)	300,000	341,550
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	520,462
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	533,270
4.000%, 07/15/2023 (Insured by AGM)	200,000	216,028
Garden State Preservation Trust,
5.000%, 11/01/2020	100,000	103,594
New Jersey Economic Development Authority:
0.000%, 01/01/2020 (Insured by AMBAC)	70,000	69,683
5.000%, 03/01/2020	405,000	410,548
0.000%, 01/01/2021 (Insured by AMBAC)	130,000	126,853
3.250%, 01/01/2021	230,000	232,597
5.000%, 07/15/2021	100,000	105,339
4.000%, 01/01/2022	660,000	683,562
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	23,916
5.000%, 07/15/2022	240,000	259,342
4.000%, 01/01/2023	50,000	52,509
5.000%, 09/01/2023 (Callable 03/01/2021)	115,000	120,427
0.000%, 07/01/2024 (ETM)(Insured by NATL)	430,000	396,051
5.250%, 09/01/2024 (Callable 03/01/2021)	285,000	299,564
5.250%, 07/01/2025 (Insured by NATL)	380,000	443,988
5.000%, 03/01/2026 (Callable 03/01/2023)	765,000	837,614
5.250%, 09/01/2026 (Callable 03/01/2021)	585,000	614,975
5.000%, 06/15/2027 (Callable 06/15/2024)	1,000,000	1,125,900
3.125%, 07/01/2029 (Callable 07/01/2027)	230,000	233,057
4.000%, 07/01/2030 (Callable 07/01/2020)	500,000	509,540
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	164,331
New Jersey Health Care Facilities Financing Authority:
4.250%, 11/15/2021 (Pre-refunded to 11/15/2020)	70,000	72,302
5.000%, 07/01/2025 (Insured by AGM)	50,000	58,514
5.250%, 11/15/2029 (Pre-refunded to 11/15/2020)	2,040,000	2,128,536
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	2,070,000	2,116,182
New Jersey Housing & Mortgage Finance Agency:
2.020%, 08/01/2021 (Mandatory Tender Date 08/01/2020) (1)	350,000	351,379
2.450%, 10/01/2021 (1)	500,000	504,450
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	4,000,000	3,999,280
4.500%, 10/01/2048 (Callable 10/01/2027)	935,000	1,034,699
4.750%, 10/01/2050 (Callable 04/01/2028)	1,500,000	1,684,005
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	500,000	503,600
5.500%, 12/15/2021 (Insured by AGM)	220,000	239,151
5.000%, 06/15/2023	450,000	502,731
5.000%, 12/15/2023	275,000	310,519
5.000%, 12/15/2023	390,000	440,372
5.000%, 06/15/2024	785,000	899,288
0.000%, 12/15/2026 (Insured by BHAC)	130,000	112,597
5.000%, 12/15/2026	850,000	1,007,378
North Hudson Sewerage Authority,
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	58,380
Township of South Hackensack NJ,
3.000%, 02/20/2020	250,000	251,560
Washington Township Municipal Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	95,673
0.000%, 12/15/2023 (Insured by NATL)	25,000	22,913
Total New Jersey		25,017,074	2.9%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	200,536
Las Cruces School District No. 2,
5.000%, 08/01/2026 (Callable 08/01/2020)(Insured by ST)	150,000	154,491
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	105,000	107,508
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	250,000	260,250
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	35,000	37,014
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	290,000	310,367
4.250%, 07/01/2049 (Callable 01/01/2028)	75,000	82,309
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	2,000,000	2,175,380
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,945,000	3,233,374
Total New Mexico		6,561,229	0.8%

New York
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	198,333	205,844
City of Long Beach NY,
4.000%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	100,000	106,752
City of New York NY:
5.000%, 08/01/2022	160,000	176,632
5.000%, 10/01/2022 (Callable 10/01/2021)	190,000	204,254
5.000%, 08/01/2038 (Callable 08/01/2023)(Mandatory Tender Date 02/01/2024) (1)	5,000,000	5,664,650
County of Rockland NY:
5.000%, 03/01/2023 (Insured by AGM)	415,000	465,875
3.750%, 10/01/2026 (Callable 10/01/2020)	70,000	71,697
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 08/01/2020)(Mandatory Tender Date 12/31/2021) (1)	1,775,000	1,782,011
Long Island Power Authority:
2.172%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	200,000	200,978
2.172%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,360,000	5,385,406
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	500,000	499,245
Metropolitan Transportation Authority:
2.082%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	145,000	145,452
1.740%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%)(Callable 10/31/2019)(Mandatory Tender Date 11/01/2019) (2)	50,000	50,001
4.000%, 11/15/2034 (Callable 10/31/2019)(Mandatory Tender Date 11/15/2019) (1)	540,000	540,670
Monroe County Industrial Development Corp.:
5.000%, 10/01/2019	145,000	145,000
5.000%, 10/01/2020	100,000	103,350
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	535,000	537,274
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	236,943
1.300%, 11/01/2049 (Callable 11/01/2019)(Mandatory Tender Date 05/01/2020) (1)	2,270,000	2,269,205
New York City Transitional Finance Authority:
1.300%, 11/01/2022 (Optional Put Date 10/07/2019) (1)	2,330,000	2,330,000
1.350%, 08/01/2039 (Optional Put Date 10/01/2019) (1)	6,700,000	6,700,000
New York City Water & Sewer System,
1.100%, 06/15/2035 (Optional Put Date 10/01/2019) (1)	7,960,000	7,960,000
New York State Dormitory Authority,
5.000%, 12/15/2021	45,000	48,646
New York State Energy Research & Development Authority,
2.000%, 02/01/2029 (Mandatory Tender Date 05/01/2020) (1)	2,715,000	2,722,168
Southwestern Central School District,
2.250%, 06/25/2020 (Insured by ST)	506,933	509,300
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	260,000	270,694
4.000%, 10/01/2046 (Callable 04/01/2025)	365,000	384,940
Town of Oyster Bay NY:
3.000%, 03/01/2020 (Insured by AGM)	200,000	201,406
4.000%, 02/15/2026 (Insured by BAM)	65,000	74,188
Triborough Bridge & Tunnel Authority:
1.861%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	525,000	526,071
2.061%, 01/01/2032 (1 Month LIBOR USD + 0.700%)(Mandatory Tender Date 02/01/2021) (2)	705,000	708,948
1.711%, 01/01/2033 (1 Month LIBOR USD + 0.350%)(Callable 10/31/2019)(Mandatory Tender Date 12/03/2019) (2)	30,000	30,011
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	241,907
Total New York		41,499,518	4.8%

North Carolina
Asheville Housing Authority,
1.900%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	1,000,000	1,000,520
Durham Housing Authority,
1.800%, 01/01/2021 (Mandatory Tender Date 01/01/2020) (1)	285,000	285,134
Fayetteville Metropolitan Housing Authority,
1.950%, 01/01/2022 (Mandatory Tender Date 01/01/2021) (1)	450,000	452,241
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	108,886
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	690,000	721,209
5.000%, 01/01/2021 (ETM)	820,000	857,605
6.000%, 01/01/2022 (ETM)	145,000	160,075
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	400,000	432,032
4.000%, 01/01/2050 (Callable 07/01/2028)	5,000,000	5,516,650
North Carolina Medical Care Commission:
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	130,000	136,998
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,866,033
State of North Carolina:
5.000%, 03/01/2020	300,000	304,563
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,410,400
Wilmington Housing Authority,
1.500%, 10/01/2020 (Mandatory Tender Date 10/01/2019) (1)	925,000	925,000
Total North Carolina		14,177,346	1.6%

North Dakota
City of Horace ND:
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,012,780
2.350%, 10/01/2021 (Callable 08/01/2020)	300,000	298,839
City of Mandan ND,
2.750%, 09/01/2041 (Callable 10/31/2019)	455,000	454,099
City of West Fargo ND,
5.000%, 05/01/2022	200,000	217,708
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	814,634
4.500%, 11/01/2026 (Callable 11/01/2023)	2,150,000	2,331,997
County of Burleigh ND:
4.000%, 11/01/2021	1,000,000	1,037,470
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	400,000	427,872
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	345,000	373,428
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	431,436
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/16/2019)	790,000	790,853
North Dakota Housing Finance Agency,
4.000%, 07/01/2048 (Callable 01/01/2027)	245,000	263,098
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,069,557
Total North Dakota		10,523,771	1.2%

Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	1,000,000	1,024,040
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	207,270
American Municipal Power, Inc.:
2.000%, 04/23/2020	680,000	681,476
2.300%, 02/15/2038 (Callable 08/15/2021)(Mandatory Tender Date 02/15/2022) (1)	200,000	202,868
2.250%, 02/15/2048 (Callable 02/15/2021)(Mandatory Tender Date 08/15/2021) (1)	250,000	251,682
City of Bowling Green OH,
5.000%, 06/01/2020 (ETM)	100,000	102,450
City of Hamilton OH,
4.000%, 10/15/2023 (Pre-refunded to 10/15/2019)(Insured by AGC)	25,000	25,024
City of Huron OH,
3.125%, 12/01/2024	325,000	334,822
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	112,934
3.000%, 12/01/2022 (Insured by BAM)	185,000	191,606
3.000%, 12/01/2023 (Insured by BAM)	185,000	192,922
3.000%, 12/01/2024 (Insured by BAM)	130,000	136,119
3.000%, 12/01/2025 (Insured by BAM)	135,000	141,604
3.000%, 12/01/2026 (Insured by BAM)	135,000	141,267
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	374,547
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	257,243
County of Franklin OH:
5.000%, 05/15/2027 (Callable 05/15/2023)	1,000,000	1,121,020
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	301,566
1.350%, 12/01/2046 (Mandatory Tender Date 11/01/2019) (1)	1,000,000	999,850
1.720%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	501,085
County of Holmes OH,
3.000%, 12/01/2022 (Callable 10/31/2019)(Insured by AGM)	250,000	250,763
County of Lorain OH:
3.000%, 02/07/2020	750,000	754,298
4.000%, 12/01/2020	140,000	144,432
County of Lucas OH:
5.000%, 11/15/2022 (Callable 11/15/2021)	180,000	191,194
5.000%, 11/15/2025 (Callable 11/15/2021)	240,000	254,616
5.000%, 11/15/2029 (Callable 11/15/2021)	945,000	1,000,935
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,701,922
5.000%, 11/15/2025	2,500,000	2,976,350
County of Trumbull OH,
2.000%, 07/23/2020	500,000	501,885
Cuyahoga Metropolitan Housing Authority:
2.200%, 06/01/2021 (Mandatory Tender Date 06/01/2020) (1)	500,000	502,265
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	275,000	276,138
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	141,834
4.000%, 12/01/2025 (Insured by BAM)	65,000	72,991
Field Local School District,
3.000%, 12/01/2023 (Callable 12/01/2020)(Insured by BAM)	235,000	238,407
Great Oaks Career Campuses Board of Education:
4.000%, 12/01/2020 (6)	700,000	720,580
4.000%, 12/01/2021 (6)	700,000	738,794
4.000%, 12/01/2022 (6)	400,000	431,972
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	166,709
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,647
Madison Local School District,
2.250%, 10/01/2020	565,000	569,740
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	171,226
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2020	35,000	36,453
5.000%, 11/01/2023	580,000	651,149
5.000%, 03/01/2025	685,000	772,385
5.750%, 11/15/2040 (Pre-refunded to 05/15/2020)	1,530,000	1,571,065
1.330%, 01/01/2043 (Optional Put Date 10/01/2019) (1)	7,500,000	7,500,000
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	150,000	159,525
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,348,269
Oregon City School District,
0.000%, 12/01/2021	245,000	236,653
Port of Greater Cincinnati Development Authority,
3.125%, 11/15/2023	360,000	369,666
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	28,083
1.500%, 01/15/2045 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	500,000	500,000
Summit County Development Finance Authority,
2.000%, 11/15/2019	15,000	15,006
Tender Option Bond Trust,
1.450%, 04/01/2026 (Optional Put Date 10/07/2019) (1)	2,000,000	2,000,000
Village of Bratenahl OH,
2.500%, 08/13/2020	1,650,000	1,657,309
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	102,891
4.000%, 12/01/2024 (Insured by AGM)	100,000	110,048
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	386,624
Total Ohio		36,607,219	4.2%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	310,000	323,066
City of Midwest City OK:
3.000%, 06/01/2021	370,000	380,379
3.000%, 06/01/2023	485,000	509,439
City of Tulsa OK,
5.000%, 10/01/2019	1,000,000	1,000,000
Custer County Economic Development Authority:
4.000%, 12/01/2021	415,000	436,472
4.000%, 12/01/2023	450,000	492,480
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	108,460
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	401,713
Logan County Independent School District,
4.000%, 08/01/2020	25,000	25,539
Norman Regional Hospital Authority,
5.000%, 09/01/2020	50,000	51,517
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	408,320
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	1,000,000	1,006,220
Oklahoma Housing Finance Agency:
1.900%, 03/01/2021 (Mandatory Tender Date 03/01/2020) (1)	100,000	100,164
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	725,000	727,189
1.600%, 07/01/2022 (Mandatory Tender Date 01/01/2022) (1)	850,000	848,955
Oklahoma Municipal Power Authority,
1.680%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	265,000	264,436
Oklahoma School Districts & County Revenue Anticipation Program,
1.850%, 06/28/2020 (Insured by ST)	435,000	435,091
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	844,117
Texas County Development Authority,
4.000%, 12/01/2023	675,000	737,870
Tulsa County Industrial Authority:
5.000%, 09/01/2024	400,000	463,768
7.125%, 11/01/2030 (Pre-refunded to 05/01/2020)	1,000,000	1,032,440
Total Oklahoma		10,597,635	1.2%

Oregon
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	103,134
Oregon State Facilities Authority:
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	15,209
6.375%, 09/01/2040 (Pre-refunded to 09/01/2020)	1,000,000	1,045,100
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 10/31/2019)	220,000	220,205
State of Oregon:
4.000%, 05/01/2023	500,000	547,670
4.000%, 12/01/2048 (Callable 12/01/2026)	935,000	1,001,133
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,450,000	2,464,994
3.500%, 07/01/2032 (Callable 07/01/2026)	3,375,000	3,547,091
3.500%, 07/01/2036 (Callable 01/01/2025)	130,000	135,105
4.500%, 01/01/2049 (Callable 07/01/2027)	1,470,000	1,609,738
4.500%, 07/01/2049 (Callable 07/01/2027)	450,000	495,783
Total Oregon		11,185,162	1.3%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 03/15/2020)(Insured by ST)	195,000	195,265
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	251,855
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	55,000	57,898
Blacklick Valley School District:
5.000%, 11/15/2020 (Insured by MAC) (6)	130,000	134,698
5.000%, 11/15/2021 (Insured by MAC) (6)	170,000	181,749
5.000%, 11/15/2022 (Insured by MAC) (6)	175,000	192,747
5.000%, 11/15/2023 (Insured by MAC) (6)	190,000	215,150
5.000%, 11/15/2024 (Insured by MAC) (6)	200,000	232,238
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	282,718
4.000%, 09/01/2023 (Insured by AGM)	315,000	342,669
4.000%, 09/01/2024 (Insured by AGM)	100,000	110,787
Bristol Township School District,
5.000%, 06/01/2020	780,000	798,478
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by MAC)	100,000	108,784
4.000%, 09/01/2024 (Insured by MAC)	140,000	155,172
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by MAC)	100,000	110,332
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by MAC)	150,000	165,498
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by MAC)	130,000	143,142
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by MAC)	165,000	181,424
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by MAC)	170,000	186,587
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by MAC)	175,000	191,709
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by MAC)	375,000	408,716
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	106,509
4.000%, 09/01/2023 (Insured by BAM)	155,000	168,186
4.000%, 09/01/2024 (Insured by BAM)	220,000	242,530
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST)	50,000	55,728
Central Bradford Progress Authority,
5.000%, 12/01/2026 (Callable 12/01/2021)	385,000	412,227
Central Bucks School District,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST)	50,000	52,090
Chester County Health & Education Facilities Authority:
5.000%, 11/01/2019	225,000	225,571
5.000%, 05/15/2031 (Pre-refunded to 05/15/2020)	65,000	66,466
5.000%, 05/15/2040 (Pre-refunded to 05/15/2020)	70,000	71,579
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	167,859
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	288,185
5.000%, 06/01/2023	225,000	250,591
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 10/31/2019)	175,000	175,294
County of Allegheny PA,
2.060%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 10/31/2019)(Insured by AGM) (2)	195,000	193,933
Crawford Central School District:
2.000%, 02/15/2020 (Insured by BAM) (6)	525,000	525,792
4.000%, 02/15/2022 (Insured by BAM) (6)	275,000	289,941
4.000%, 02/15/2024 (Insured by BAM) (6)	1,505,000	1,647,298
4.000%, 02/15/2025 (Insured by BAM) (6)	2,455,000	2,732,145
Delaware County Authority,
4.000%, 06/01/2020	390,000	394,103
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	461,938
Eastern York School District,
2.250%, 09/01/2025 (Callable 10/31/2019)(Insured by BAM)	670,000	670,161
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST)	1,150,000	1,270,048
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	239,070
Erie City Water Authority,
4.000%, 12/01/2025 (Callable 12/01/2022)(Insured by AGM)	380,000	408,656
Grove City Area School District,
2.000%, 11/15/2019 (Callable 10/31/2019)(Insured by ST)	170,000	170,046
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	476,762
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	38,576
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	47,829
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,360,926
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	815,000	824,682
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	104,759
4.000%, 12/01/2022	90,000	96,054
4.000%, 12/01/2023	125,000	135,696
4.000%, 12/01/2024	100,000	110,204
4.000%, 12/01/2025	140,000	156,520
2.600%, 03/01/2034 (Mandatory Tender Date 09/01/2020) (1)	260,000	262,727
North Allegheny School District,
2.500%, 05/01/2024 (Callable 10/24/2019)(Insured by ST)	400,000	400,276
North East School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	445,000	446,927
North Penn Water Authority:
1.450%, 11/01/2020 (SIFMA Municipal Swap Index + 0.160%) (2)	640,000	639,981
1.850%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	844,712
Northampton County General Purpose Authority,
2.462%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,137
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST)	400,000	471,536
Pennsylvania Economic Development Financing Authority,
1.550%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	205,000	209,922
Pennsylvania Higher Educational Facilities Authority:
5.000%, 10/01/2020 (ETM)	505,000	519,983
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	197,671
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	510,000	517,584
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,500,000	2,540,200
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	157,449
4.000%, 10/01/2046 (Callable 04/01/2026)	190,000	202,512
4.000%, 10/01/2049 (Callable 10/01/2028)	6,000,000	6,494,880
Pennsylvania Turnpike Commission:
2.170%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 06/01/2020) (2)	345,000	346,998
2.270%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021) (2)	865,000	876,444
5.000%, 12/01/2022	50,000	55,333
0.000%, 12/01/2023	50,000	46,167
5.450%, 12/01/2035 (Pre-refunded to 12/01/2020)(Insured by AGM) (7)	40,000	41,944
Pittsburgh Water & Sewer Authority,
2.078%, 09/01/2040 (1 Month LIBOR USD + 0.640%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM) (2)	250,000	250,078
Punxsutawney Area School District,
2.125%, 10/15/2021 (Callable 10/31/2019)(Insured by AGM)	150,000	150,056
Quakertown Community School District,
2.150%, 08/01/2025 (Callable 02/01/2021)(Insured by ST)	1,090,000	1,092,660
Reading School District:
4.000%, 04/01/2023 (6)	160,000	172,704
4.000%, 04/01/2023 (Insured by BAM) (6)	565,000	609,861
5.000%, 04/01/2023 (6)	750,000	834,540
4.000%, 04/01/2024 (Insured by BAM) (6)	615,000	676,389
5.000%, 04/01/2024 (6)	2,250,000	2,570,513
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,875
3.000%, 05/15/2024 (Insured by BAM)	25,000	26,496
Sayre Health Care Facilities Authority,
2.210%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 10/31/2019) (2)	60,000	60,137
School District of Philadelphia,
5.000%, 06/01/2024	320,000	360,682
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	114,308
School District of the City of Erie:
5.000%, 04/01/2023	265,000	294,982
5.000%, 04/01/2024	230,000	263,072
5.000%, 04/01/2024 (Insured by AGM)	250,000	285,947
Schuylkill Haven Area School District,
2.625%, 09/01/2026 (Callable 09/01/2020)(Insured by MAC)	1,115,000	1,123,151
Scranton School District,
2.231%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 10/01/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST) (2)	275,000	275,289
Sharpsville Area School District,
2.000%, 09/15/2020 (Callable 10/31/2019)(Insured by ST)	1,020,000	1,020,388
Somerset County General Authority,
2.000%, 10/01/2019 (Insured by BAM)	155,000	155,000
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM) (6)	100,000	102,553
4.000%, 11/01/2022 (Insured by BAM) (6)	190,000	202,557
4.000%, 11/01/2024 (Insured by BAM) (6)	260,000	286,541
4.000%, 11/01/2024 (Insured by BAM) (6)	50,000	55,104
4.000%, 11/01/2025 (Insured by BAM) (6)	270,000	301,757
4.000%, 11/01/2025 (Insured by BAM) (6)	50,000	55,881
4.000%, 11/01/2026 (Insured by BAM) (6)	280,000	316,238
Susquenita School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by MAC)	300,000	301,137
Township of Hampton PA,
5.900%, 02/01/2023	125,000	141,341
Township of Lower Swatara PA,
2.250%, 12/01/2022 (Callable 10/31/2019)	350,000	350,213
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	230,813
University of Pittsburgh-of the Commonwealth System of Higher Education,
1.530%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%)(Callable 03/15/2021) (2)	100,000	99,847
Urban Redevelopment Authority of Pittsburgh,
2.250%, 12/01/2020 (Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (1)	605,000	605,605
Washington County Industrial Development Authority,
4.000%, 11/01/2020 (Pre-refunded to 05/01/2020)	80,000	81,278
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	204,276
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	200,000	187,032
Wilkinsburg School District,
3.000%, 05/15/2020 (Insured by AGM)	110,000	110,747
Total Pennsylvania		48,629,001	5.6%

Puerto Rico
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	27,176
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	325,000	355,407
6.000%, 08/01/2026 (ETM)(Insured by AGC)	375,000	480,233
Puerto Rico Sales Tax Financing Corp.,
0.000%, 07/01/2024	1,376,000	1,200,739
Total Puerto Rico		2,063,555	0.2%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	270,000	281,524
Providence Redevelopment Agency,
5.000%, 04/01/2020	1,255,000	1,273,913
Rhode Island Health & Educational Building Corp.:
5.000%, 03/01/2022 (Pre-refunded to 03/01/2020)	1,045,000	1,060,539
1.220%, 04/01/2035 (Optional Put Date 10/01/2019) (1)	2,310,000	2,310,000
1.300%, 09/01/2037 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,645,000	1,645,000
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)	50,000	51,611
Total Rhode Island		6,622,587	0.8%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	321,594
5.000%, 09/01/2024 (Insured by BAM)	280,000	323,921
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	103,583
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	359,184
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,020,000	1,107,873
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,095,000	1,326,527
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	860,000	936,445
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	190,000	226,031
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029 (Callable 12/01/2020)(Insured by AGM)	100,000	102,229
South Carolina Jobs-Economic Development Authority:
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	126,005
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	135,615
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,550,000	1,695,297
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	215,000	228,954
4.500%, 07/01/2048 (Callable 07/01/2027)	530,000	582,422
4.000%, 01/01/2050 (Callable 07/01/2028)	2,415,000	2,663,117
Total South Carolina		10,238,797	1.2%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 10/31/2019)	255,000	255,150	0.0%

Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	197,855
County of Hardin TN:
5.000%, 06/01/2020 (Insured by AGM) (6)	1,080,000	1,103,544
5.000%, 06/01/2021 (Insured by AGM) (6)	1,420,000	1,499,676
5.000%, 06/01/2022 (Insured by AGM) (6)	1,465,000	1,597,407
County of Loudon TN,
2.250%, 06/01/2026 (Callable 06/01/2021)	230,000	232,107
County of Shelby TN,
5.000%, 04/01/2020 (Callable 10/31/2019)	200,000	204,408
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	363,414
Knox County Health Educational & Housing Facility Board:
1.500%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	650,000	649,734
5.000%, 11/15/2022	250,000	277,032
Memphis Health Educational & Housing Facility Board:
1.800%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	1,000,000	1,000,360
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	875,000	954,809
Montgomery County Health Educational & Housing Facilities Board,
1.750%, 12/01/2020 (Mandatory Tender Date 12/01/2019)(Insured by HUD) (1)	380,000	380,038
Nashville & Davidson County Metropolitan Government:
1.800%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	1,000,000	1,000,360
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	150,000	150,571
2.100%, 04/01/2021 (Mandatory Tender Date 10/01/2020) (1)	250,000	251,455
0.000%, 06/01/2021 (ETM)	145,000	141,439
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	860,000	861,385
Tennessee Energy Acquisition Corp.,
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	330,000	365,128
Tennessee Housing Development Agency:
4.000%, 07/01/2025 (Callable 01/01/2021)	160,000	164,255
3.050%, 07/01/2029 (Callable 07/01/2024)	140,000	145,968
3.600%, 01/01/2031 (Callable 01/01/2023)	1,795,000	1,829,392
3.850%, 07/01/2032 (Callable 01/01/2025)	1,915,000	2,039,513
4.200%, 07/01/2042 (Callable 01/01/2022)	370,000	379,816
4.000%, 01/01/2043 (Callable 07/01/2027)	855,000	920,767
3.800%, 07/01/2043 (Callable 01/01/2022)	210,000	215,578
4.000%, 01/01/2046 (Callable 01/01/2025)	40,000	42,330
3.750%, 01/01/2050 (Callable 01/01/2029)	1,000,000	1,095,650
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	284,643
Total Tennessee		18,348,634	2.1%

Texas
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	619,830
5.000%, 08/15/2025 (PSF Guaranteed)	30,000	35,909
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	229,662
Bay Colony West Municipal Utility District,
2.000%, 10/01/2020 (Insured by NATL)	175,000	175,777
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	118,743
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	225,000	230,654
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	190,438
Brazoria-Fort Bend County Municipal Utility District No. 1,
2.000%, 09/01/2020 (Insured by BAM)	955,000	958,705
Brazosport Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	5,525,000	6,376,071
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,175,000	1,186,597
Carrollton-Farmers Branch Independent School District:
5.000%, 02/15/2020 (PSF Guaranteed)	90,000	91,238
5.000%, 02/15/2020 (ETM)(PSF Guaranteed)	35,000	35,465
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	350,000	375,123
5.000%, 01/01/2045 (Callable 07/01/2020)(Mandatory Tender Date 01/07/2021) (1)	215,000	220,315
Central Texas Turnpike System:
5.000%, 08/15/2023	130,000	146,406
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	646,485
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	865,000	879,982
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	77,650
City of Austin TX,
5.000%, 11/15/2020 (ETM)	455,000	473,487
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	137,078
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	500,000	574,345
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	167,481
4.000%, 07/15/2023 (Insured by BAM)	50,000	54,026
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	233,680
3.000%, 08/01/2023 (Insured by BAM)	230,000	241,121
3.000%, 08/01/2024 (Insured by BAM)	240,000	254,050
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	82,509
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,073,814
0.000%, 12/01/2025 (ETM)(Insured by AGM)	375,000	337,639
1.682%, 05/15/2034 (1 Month LIBOR USD + 0.360%)(Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	975,000	975,049
City of Madisonville TX,
4.000%, 08/15/2026 (Callable 08/15/2020)(Insured by AGM)	295,000	301,000
City of Mission TX,
3.500%, 02/15/2027 (Callable 02/15/2021)(Insured by AGM)	110,000	112,511
City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,769
4.000%, 12/01/2024	250,000	278,375
City of Royse City TX,
4.000%, 08/15/2020 (Insured by AGM)	150,000	153,212
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	100,645
3.000%, 12/01/2045 (Mandatory Tender Date 12/01/2019) (1)	1,745,000	1,749,380
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,055,000	1,093,845
City of Victoria TX,
4.000%, 08/15/2023 (Callable 08/15/2020)	410,000	418,991
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	132,767
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,450,000	2,441,058
1.450%, 02/15/2035 (Mandatory Tender Date 08/14/2020)(PSF Guaranteed) (1)	315,000	314,808
2.150%, 02/15/2038 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	225,000	227,689
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	146,003
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	318,068
2.000%, 09/15/2023 (Insured by BAM)	335,000	338,538
2.000%, 09/15/2024 (Insured by BAM)	350,000	353,759
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	112,034
County of Archer TX,
4.000%, 02/15/2024	350,000	383,964
County of Harris TX:
5.000%, 10/01/2028 (Pre-refunded to 10/01/2021)	135,000	144,734
5.000%, 08/15/2030 (Callable 08/15/2022)	1,055,000	1,162,061
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	280,459
County of Nueces TX,
1.950%, 02/15/2026 (Callable 10/31/2019) (6)	1,500,000	1,499,760
County of Randall TX,
4.200%, 08/01/2029 (Callable 08/01/2020)	885,000	905,258
Cypress-Fairbanks Independent School District,
2.125%, 02/15/2040 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	100,000	101,149
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	3,997,123
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	229,448
Dallas Independent School District:
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2020)(PSF Guaranteed) (1)	200,000	202,550
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	5,000	5,433
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	305,000	331,019
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	1,255,000	1,355,977
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,500,000	1,861,965
Deer Park Independent School District,
1.550%, 10/01/2042 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,000,000	3,000,900
Denton County Fresh Water Supply District No. 6:
4.000%, 02/15/2020 (Insured by BAM)	175,000	176,622
4.000%, 02/15/2023 (Insured by BAM)	275,000	294,641
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,300,000	1,327,040
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	148,500
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	362,778
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	191,452
4.000%, 09/01/2023 (Insured by BAM)	190,000	205,863
4.000%, 09/01/2024 (Insured by BAM)	200,000	220,580
Fort Bend County Municipal Utility District No. 23:
3.000%, 09/01/2020 (Insured by BAM)	300,000	304,479
3.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	340,000	344,393
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by BAM)	345,000	349,298
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	548,485
Fort Bend County Municipal Utility District No. 48,
2.000%, 10/01/2020 (Insured by BAM)	125,000	125,555
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	132,926
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 09/01/2020)(Insured by AGM)	440,000	444,514
Fort Bend Independent School District:
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	355,000	354,996
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	150,000	151,779
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	105,000	124,382
Garland Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	200,000	202,760
Goose Creek Consolidated Independent School District,
3.000%, 10/01/2049 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)(6)	3,500,000	3,552,465
Grand Parkway Transportation Corp.:
5.000%, 02/01/2023	565,000	628,128
5.000%, 10/01/2052 (Mandatory Tender Date 10/01/2023) (1)	715,000	808,679
Harris County Cultural Education Facilities Finance Corp.:
1.870%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%)(Callable 10/16/2019)(Mandatory Tender Date 12/01/2019) (2)	50,000	50,030
2.106%, 10/01/2045 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (2)	300,000	300,348
Harris County Health Facilities Development Corp.,
5.750%, 07/01/2027 (ETM)	10,000	12,254
Harris County Municipal Utility District No. 109,
4.000%, 10/01/2027 (Callable 10/01/2021)(Insured by BAM)	460,000	480,760
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 08/01/2020)(Insured by AGM)	350,000	354,413
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	106,623
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	471,251
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by MAC)	370,000	400,163
4.000%, 09/01/2024 (Insured by MAC)	135,000	148,424
Harris County Municipal Utility District No. 285,
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by AGM)	185,000	187,372
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	125,000	131,890
Harris County Municipal Utility District No. 5,
4.000%, 09/01/2024 (Callable 10/31/2019)(Insured by AGM)	200,000	200,382
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	91,275
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	105,408
Harris County-Houston Sports Authority,
5.000%, 11/15/2019	370,000	371,528
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	111,648
Houston Independent School District,
1.450%, 06/01/2035 (Mandatory Tender Date 06/01/2020)(PSF Guaranteed) (1)	750,000	749,647
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	140,748
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	297,123
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	97,837
2.625%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	875,000	895,991
Lamar Consolidated Independent School District,
1.950%, 08/15/2047 (Mandatory Tender Date 08/17/2020)(PSF Guaranteed) (1)	700,000	702,604
Leander Independent School District:
0.000%, 08/15/2023 (Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	34,175
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	25,000	15,112
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	56,967
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	50,415
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	21,203
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,065,000	456,182
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	130,000	54,014
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,285,000	526,285
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	7,985,000	3,254,526
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	164,804
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	30,000	11,633
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	180,000	69,964
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	14,753
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,000,000	300,640
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	815,000	230,238
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	425,000	112,731
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	420,000	494,138
Lone Oak Independent School District,
4.500%, 08/15/2020 (PSF Guaranteed)	150,000	154,134
Longview Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	125,000	144,084
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	136,399
4.750%, 01/01/2028 (ETM)(Insured by AGM)	440,000	505,907
5.000%, 05/15/2028 (Callable 05/15/2022)	495,000	538,669
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	123,137
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,765,000	3,831,339
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,000,000	1,020,800
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	208,338
3.000%, 10/01/2024 (Insured by BAM)	215,000	228,837
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020 (Insured by BAM)	350,000	354,091
4.000%, 04/01/2021 (Insured by BAM)	175,000	181,374
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	121,031
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	150,000	173,106
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	118,402
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	215,000	220,921
New Hope Cultural Education Facilities Finance Corp.:
3.000%, 11/01/2019	40,000	40,032
4.000%, 04/01/2020	50,000	50,205
3.625%, 08/15/2022 (Callable 08/15/2021)	95,000	96,294
4.000%, 06/15/2024	50,000	55,175
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	293,230
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	804,102
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	535,000	623,441
North East Independent School District/TX:
1.420%, 08/01/2040 (Callable 02/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	2,262,000	2,258,720
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	225,000	231,554
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,756,960
North Texas Higher Education Authority, Inc.,
2.999%, 07/01/2030 (3 Month LIBOR USD + 0.900%) (2)	785,000	784,301
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	27,043
5.250%, 09/01/2026 (Pre-refunded to 09/01/2021)	3,055,000	3,280,520
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	423,075
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 12/01/2020)(Insured by AGM)	100,000	90,810
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	100,000	110,475
1.750%, 06/01/2032 (Callable 10/21/2019)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,220,000	1,220,610
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	640,000	645,235
1.450%, 06/01/2047 (Mandatory Tender Date 06/01/2020)(PSF Guaranteed) (1)	2,185,000	2,183,973
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,075,000	3,077,645
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	26,935
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	95,595
2.000%, 10/01/2022 (Insured by AGM)	105,000	105,608
2.000%, 10/01/2023 (Insured by AGM)	105,000	105,673
3.000%, 10/01/2024 (Insured by AGM)	110,000	115,996
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	201,987
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	224,528
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	155,300
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	151,143
Panhandle Regional Housing Finance Agency,
2.000%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	2,600,000	2,605,226
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by MAC)	160,000	170,029
4.000%, 08/15/2023 (Insured by MAC)	130,000	140,432
4.000%, 08/15/2024 (Insured by MAC)	180,000	197,044
Pearland Independent School District,
5.000%, 02/15/2027 (Callable 02/15/2021)(PSF Guaranteed)	150,000	157,524
Plains Independent School District,
4.000%, 08/15/2023 (Callable 08/15/2020)(PSF Guaranteed)	340,000	346,834
Poteet Independent School District,
3.000%, 08/15/2021 (PSF Guaranteed)	235,000	242,440
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,542
Red River Authority,
4.450%, 06/01/2020	200,000	203,584
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	671,218
5.000%, 06/01/2022	880,000	947,188
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM)	415,000	427,097
3.000%, 09/01/2022 (Insured by AGM)	100,000	103,534
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 02/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,345,000	1,344,987
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	26,671
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,500,000	1,496,760
San Antonio Water System,
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	450,000	453,780
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,129
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	105,000	107,472
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	110,736
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	399,870
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	107,476
Spring Creek Utility District of Montgomery County,
3.000%, 10/01/2023 (Insured by AGM)	145,000	152,929
State of Texas:
5.000%, 08/01/2020	375,000	386,576
1.850%, 08/01/2029 (Callable 08/01/2020)(Optional Put Date 08/01/2022) (1)	600,000	601,428
1.480%, 12/01/2049 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2024	175,000	199,103
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,390,841
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	856,239
Texas City Industrial Development Corp.,
7.375%, 10/01/2020	200,000	211,504
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026 (Callable 01/01/2021)(Insured by GNMA)	440,000	451,484
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	690,000	767,660
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	129,011
6.250%, 12/15/2026	3,000,000	3,499,860
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	149,792
5.000%, 12/15/2022	150,000	164,952
5.000%, 12/15/2023 (Callable 12/15/2022)	190,000	208,990
5.000%, 12/15/2029 (Callable 12/15/2022)	1,425,000	1,557,995
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	1,000,000	1,102,430
Texas State Public Finance Authority Charter School Finance Corp.:
6.000%, 08/15/2026 (Pre-refunded to 02/15/2020)	250,000	254,225
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	3,000,000	3,051,780
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021) (1)	450,000	497,601
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	910,000	956,528
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2021	185,000	190,754
4.000%, 08/15/2022	450,000	469,332
4.000%, 08/15/2023	470,000	494,238
4.000%, 08/15/2024	185,000	195,987
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	301,205
Travis County Health Facilities Development Corp.:
7.000%, 01/01/2032 (Pre-refunded to 01/01/2021)	150,000	160,268
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	485,000	518,945
Travis County Housing Finance Corp.,
2.000%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	570,000	571,579
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	58,798
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	213,556
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	58,574
4.000%, 12/01/2024 (Insured by BAM) (6)	425,000	471,015
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM) (6)	440,000	487,106
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	370,535
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM) (6)	460,000	510,798
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM) (6)	475,000	526,362
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM) (6)	495,000	546,886
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM) (6)	455,000	502,693
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM) (6)	685,000	755,247
West Harris County Municipal Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	57,933
3.000%, 09/01/2023 (Insured by AGM)	360,000	375,671
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	46,201
3.500%, 09/01/2023 (Insured by AGM)	125,000	133,524
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,995,000	2,228,774
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	2,350,000	2,622,906
Woodlands Road Utility District No. 1,
4.000%, 10/01/2025 (Callable 10/01/2019)(Insured by AGM)	275,000	275,000
Total Texas		135,084,517	15.5%

Utah
County of Utah UT,
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	250,000	286,520
Utah Charter School Finance Authority:
5.000%, 04/15/2020 (Insured by UT CSCE)	140,000	142,605
5.000%, 04/15/2021 (Insured by UT CSCE)	110,000	115,686
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	263,835
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	118,860
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	177,829
5.000%, 04/15/2024 (Insured by UT CSCE)	170,000	193,766
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	409,766
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	157,517
5.000%, 04/15/2026 (Insured by UT CSCE)	125,000	148,746
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	250,000	251,280
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	70,000	74,355
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	195,397
4.000%, 10/15/2024	190,000	209,620
4.000%, 10/15/2025	100,000	111,828
Total Utah		2,857,610	0.3%

Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	26,534
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 10/31/2019)	350,000	348,908
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	85,000	90,100
4.000%, 11/01/2048 (Callable 05/01/2027)	1,500,000	1,607,340
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,515,000	2,800,427
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	411,058
Total Vermont		5,284,367	0.6%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	102,298	0.0%

Virginia
Chesapeake Bay Bridge & Tunnel District,
5.000%, 11/01/2023	2,000,000	2,267,240
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST)	285,000	304,226
Fairfax County Redevelopment & Housing Authority,
2.210%, 02/01/2021 (Mandatory Tender Date 08/01/2020) (1)	1,650,000	1,659,487
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041 (Pre-refunded to 02/01/2021)(Insured by ST)	30,000	31,623
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	90,000	95,378
Virginia Resources Authority,
4.250%, 11/01/2040 (Pre-refunded to 11/01/2020)	45,000	46,380
Wise County Industrial Development Authority,
2.150%, 10/01/2040 (Mandatory Tender Date 09/01/2020) (1)	125,000	125,689
Total Virginia		4,530,023	0.5%

Washington
Central Puget Sound Regional Transit Authority,
1.740%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,015
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	281,923
4.000%, 05/01/2026 (Callable 05/01/2023)	400,000	432,304
City of Everett WA,
1.690%, 12/01/2034 (SIFMA Municipal Swap Index + 0.400%)(Callable 10/16/2019)(Mandatory Tender Date 12/01/2019)(Partially Pre-refunded) (2)	45,000	45,002
City of Port Angeles WA,
4.000%, 11/01/2024 (Callable 11/01/2019)(Insured by AGC)	105,000	105,229
City of Yakima WA,
3.000%, 06/01/2021	560,000	575,333
King County Housing Authority:
2.200%, 05/01/2021	1,000,000	1,010,000
3.500%, 05/01/2021	300,000	309,063
3.500%, 05/01/2022	345,000	360,349
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2020	150,000	151,242
5.000%, 01/01/2021	605,000	629,660
5.000%, 01/01/2022	635,000	680,961
5.000%, 01/01/2023	665,000	733,003
5.000%, 01/01/2024	700,000	791,259
5.000%, 01/01/2025	735,000	848,763
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	725,180
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	450,000	502,884
State of Washington,
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	275,238
Washington Health Care Facilities Authority:
2.290%, 01/01/2035 (SIFMA Municipal Swap Index + 1.000%)(Callable 07/05/2020)(Mandatory Tender Date 01/01/2021) (2)	50,000	50,070
2.366%, 01/01/2042 (1 Month LIBOR USD + 1.100%)(Callable 01/01/2022)(Mandatory Tender Date 07/01/2022) (2)	500,000	503,345
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	120,000	128,357
Total Washington		9,239,180	1.1%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 04/01/2020)	110,000	110,235
Bloomer School District,
2.750%, 10/01/2021 (Callable 04/01/2020)(Insured by AGM)	500,000	503,405
Boyceville Community School District,
2.000%, 03/01/2020	115,000	115,283
Campbellsport School District,
5.000%, 03/01/2022	540,000	586,532
City of Antigo WI:
2.000%, 06/01/2021	100,000	100,703
2.000%, 06/01/2022	75,000	75,779
2.000%, 06/01/2023	100,000	101,386
City of Eagle River WI,
3.000%, 05/01/2024 (Callable 05/01/2022)	1,000,000	1,027,600
City of Hartford WI,
2.250%, 05/01/2020	150,000	150,812
City of Kenosha WI,
5.000%, 06/01/2021	200,000	212,378
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 10/31/2019)	150,000	150,348
City of Menomonie WI,
3.000%, 12/01/2024	415,000	438,713
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	134,301
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 05/01/2021)	825,000	830,024
City of West Allis WI,
2.375%, 04/01/2023 (Callable 10/31/2019)	100,000	100,066
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	94,085
County of Milwaukee WI,
1.000%, 08/01/2020	825,000	822,418
County of Racine WI,
2.100%, 06/01/2021 (Callable 10/31/2019)	200,000	200,108
County of Winnebago WI,
2.000%, 04/01/2022 (Callable 10/31/2019)	885,000	885,310
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	512,090
Ladysmith School District:
2.000%, 04/01/2021	150,000	151,596
2.000%, 04/01/2022	500,000	500,860
Public Finance Authority:
4.000%, 01/01/2020	415,000	416,731
4.000%, 10/01/2020	200,000	203,730
4.000%, 12/01/2020	350,000	355,492
5.000%, 06/15/2021	140,000	146,525
4.000%, 10/01/2021	200,000	207,204
5.000%, 06/15/2023	395,000	434,563
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,050,000	1,238,895
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,265,000	1,505,552
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 03/01/2020)	40,000	40,146
Rib Lake School District,
3.000%, 10/22/2019	250,000	250,223
Southeast Wisconsin Professional Baseball Park District:
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	29,060
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	87,487
State of Wisconsin:
5.000%, 05/01/2025 (Pre-refunded to 05/01/2021)	5,000,000	5,290,050
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	67,764
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	158,842
Town of Delavan WI,
4.500%, 03/01/2024	130,000	146,316
Town of Freedom WI,
2.000%, 10/01/2019	200,000	200,000
Town of Grand Chute WI,
3.000%, 11/01/2020 (Callable 10/31/2019)	235,000	235,303
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/01/2021)	100,000	102,825
Village of Holmen WI,
2.000%, 10/01/2019	140,000	140,000
Village of Kronenwetter WI,
2.500%, 04/01/2021 (Callable 10/01/2020)	1,120,000	1,128,266
Village of Sussex WI,
3.000%, 06/01/2023 (Callable 06/01/2022)	1,155,000	1,195,194
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 10/31/2019)	225,000	225,329
Village of Whiting WI,
2.125%, 03/01/2020	250,000	250,713
West Bend Joint School District No. 1,
2.000%, 04/01/2024 (Callable 04/01/2021)	535,000	538,964
Wisconsin Center District:
5.000%, 12/15/2020	100,000	104,424
5.000%, 12/15/2022	715,000	794,301
5.000%, 12/15/2025	75,000	90,397
5.250%, 12/15/2027 (Insured by AGM)	95,000	114,455
Wisconsin Health & Educational Facilities Authority:
3.000%, 12/01/2019	575,000	576,328
5.000%, 08/15/2020 (ETM)	55,000	56,738
2.650%, 11/01/2020 (Callable 11/01/2019)	1,655,000	1,655,745
4.500%, 12/15/2021 (Callable 06/15/2020)	200,000	203,664
5.875%, 02/15/2022 (Insured by BHAC)	120,000	128,375
5.000%, 03/01/2022	230,000	239,869
5.000%, 07/01/2022	185,000	201,837
4.000%, 09/15/2022	200,000	209,710
5.000%, 03/01/2023	300,000	317,565
5.000%, 06/01/2023 (Callable 06/01/2022)	335,000	362,849
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	433,990
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	157,018
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	380,617
4.500%, 06/01/2025 (Pre-refunded to 06/01/2020)	500,000	510,435
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	759,508
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	208,312
4.000%, 09/15/2025 (Callable 09/15/2023)	300,000	316,485
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	110,000	119,301
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	550,000	625,047
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	375,000	428,385
1.375%, 11/15/2038 (Mandatory Tender Date 12/03/2019) (1)	1,025,000	1,024,949
5.000%, 11/15/2043 (Mandatory Tender Date 06/01/2020) (1)	100,000	102,369
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	345,000	362,508
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	460,000	491,317
4.250%, 03/01/2049 (Callable 09/01/2028)	985,000	1,084,367
Total Wisconsin		34,460,071	4.0%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	1,380,000	1,460,551
3.750%, 12/01/2049 (Callable 12/01/2028)	2,000,000	2,146,460
Total Wyoming		3,607,011	0.4%
Total Long-Term Investments (Cost $922,116,094)		929,018,482	106.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 1.46% (4)	538,425	538,425
Total Short-Term Investment (Cost $538,425)		538,425	0.1%
Total Investments (Cost $922,654,519)		929,556,907	107.0%
Liabilities in Excess of Other Assets		(60,870,668)	(7.0)%
TOTAL NET ASSETS		$868,686,239	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2019, the value of these securities total $205,844, which represents 0.02% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$929,018,482	$–	$929,018,482
Total Long-Term Investments	–	929,018,482	–	929,018,482
Short-Term Investment
Money Market Mutual Fund	538,425	–	–	538,425
Total Short-Term Investment	538,425	–	–	538,425
Total Investments	$538,425	$929,018,482	$–	$929,556,907

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.